DEUTSCHE ASSET MANAGEMENT


[GRAPHIC OMITTED]
                                                                     Mutual Fund
                                                                   Annual Report
                                                               December 31, 2001

                                                                   Premier Class


EAFE(R) EQUITY INDEX FUND



                                                             A Member of the
                                                             DEUTSCHE BANK GROUP
                                                             [LOGO OMITTED]

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
TABLE OF CONTENTS


    LETTER TO SHAREHOLDERS ..................................   3
    PERFORMANCE COMPARISON ..................................   7

    EAFE(R) EQUITY INDEX FUND--PREMIER CLASS
       Statement of Assets and Liabilities ..................   8
       Statement of Operations ..............................   9
       Statements of Changes in Net Assets ..................  10
       Financial Highlights .................................  11
       Notes to Financial Statements ........................  12
       Report of Independent Accountants ....................  14
       Tax Information ......................................  14

    EAFE(R) EQUITY INDEX PORTFOLIO
       Schedule of Portfolio Investments ....................  15
       Statement of Assets and Liabilities ..................  25
       Statement of Operations ..............................  26
       Statements of Changes in Net Assets ..................  27
       Financial Highlights .................................  28
       Notes to Financial Statements ........................  29
       Report of Independent Accountants ....................  33

    FUND TRUSTEES AND OFFICERS ..............................  34




                ---------------------------------------
           The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                ---------------------------------------





--------------------------------------------------------------------------------
                                        2

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



We are pleased to present you with this annual report for EAFE(R) Equity Index Fund--Premier Class (the `Fund'), providing a detailed review of the market, the Portfolio and our outlook. Included are a complete financial summary of the Fund's operations and a listing of the Portfolio's holdings.

MARKET ACTIVITY
During the year ended December 31, 2001, global equity markets continued to suffer from downward pressure, as concerns over the outlook for corporate profitability dominated. The Morgan Stanley Capital International (`MSCI') Europe, Australasia and the Far East (`EAFE(R)') Index reflected this pressure, posting a loss of 21.44% for the year.

The US Federal Reserve Board began to lower interest rates in early 2001, as data pointed to a slowing US economy. The Federal Reserve Board's actions were followed in kind by fifteen other central banks, including the European Central Bank, which made its first interest rate cut in May 2001. Still, international equity market losses continued to mount, as the sharp inventory correction in Information Technology and Telecommunications companies in the US led to a significant decline in Technology, Media and Telecommunications (`TMT') stocks internationally and fueled fears of a global recession.

In the summer, bearish sentiment prevailed, as global markets were not immune to the fears that the US slowdown would lead to a global recession. The terrorist attacks on the US on September 11, and their anticipated negative economic impact, only heightened these fears. The attacks resulted in the longest shutdown of US markets since the Great Depression. After the US markets reopened, they suffered their worst weekly performance since 1933. After the World Trade Center attacks, the leading central banks, acting in a coordinated effort, flooded their systems with liquidity in an attempt to insure order in the wake of the unprecedented events. In the US, the Federal Reserve Board continued its policy of monetary easing as it attempted to offset the economic slowdown that started in the Information Technology and Telecommunication sectors at the end of 2000 and spread to most other sectors of the economy.

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2001
 (percentages are based on total net assets of the Portfolio)

   Vodafone Group PLC ..........................  2.48%
   BP Amoco PLC ................................  2.43
   GlaxoSmithKline PLC .........................  2.18
   Nokia Oyj ...................................  1.69
   HSBC Holdings PLC ...........................  1.53
   Royal Dutch Petroleum Co. ...................  1.50
   Novartis AG .................................  1.45
   TotalFinaElf SA .............................  1.33
   Nestle SA--Class B ..........................  1.18
   Toyota Motor Corp ...........................  1.03

World equities started to rally toward the end of September and continued to do so for much of the fourth quarter, following the lead of US markets even as the first global economic decline in thirty years seemed to be taking shape.

Sector performance in the MSCI EAFE(R) Index was generally negative for the year, though some sectors staged impressive rallies in the fourth quarter. The Information Technology sector, which had been pounded for much of the year, was especially strong in the fourth quarter. Consumer Discretionary and Materials stocks also staged double-digit rallies late in the year, perhaps reflecting a degree of optimism regarding the potential for economic recovery. On the other hand, more defensive sectors such as Utilities and Health Care were weaker late in the year. A more bearish sign could also be seen in the performance of the Financials sector, the Index's largest weighting at 24.9%. These Financial stocks declined late in the year, as negative sentiment regarding global credit fears was stronger than the positive force of falling interest rates.

It is also important to note that the first phase of the MSCI EAFE(R) Index's free float and expanded market coverage changes was implemented, as indicated in our last report. These changes were designed to make the MSCI EAFE(R) Index more comprehensive, to more accurately represent the global equity markets, and to address investor concerns about liquidity. As of the close of business November 30, 2001, one half of the changes were put in place. The remaining changes should occur on May 31, 2002, in line with MSCI's previously


--------------------------------------------------------------------------------
                                        3

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


 COUNTRY ALLOCATION
 As of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

   United Kingdom ..................   25.01%
   Japan ...........................   20.00
   France ..........................   10.50
   Germany .........................    7.82
   Switzerland .....................    7.37
   Netherlands .....................    6.16
   Italy ...........................    4.13
   Australia .......................    3.48
   Spain ...........................    3.28
   Other 1 .........................   12.25
                                      ------
                                      100.00%
                                      ======
-----------------------------------------------------
   1 Consists of holdings in countries of less than 3%.


announced schedule. From the May 18 announcement of the composition of the Provisional EAFE(R) Index through the date of the rebalance, the Provisional EAFE(R) Index and the Provisional MSCI Europe Index both slightly underperformed their Official counterparts. Most of this underperformance resulted from the collapse of the spread between the Official and Provisional Indexes that occurred on the day the first phase of the changes took effect as hedge funds and proprietary trading desks unwound trades executed in anticipation of index fund managers implementing the changes. To provide more flexibility to the users of the Standard Index Series, which includes both the MSCI EAFE(R) Index and MSCI Europe Index, MSCI created a Provisional Index Series after their May 19, 2001 announcement. This Provisional Index Series was immediately reflective of all changes to the Standard Index Series to be implemented on November 30, 2001 and May 31, 2002. While the Standard Index Series will remain the official series, the Provisional Index Series will allow managers to monitor the impact of the changes on the EAFE(R) Index and Europe Index returns during the rebalance. Following the completion of the changes to the Standard Index Series in May of 2002, the Provisional Index Series will be discontinued.

EUROPE
Regionally, Europe declined 19.90% in US dollar terms during the year, as measured by the MSCI Europe Index 1.

AS THE NEW YEAR OPENED, EUROPE APPEARED TO BE ISOLATED FROM THE US ECONOMIC SLOWDOWN, AS SECULAR CHANGES THERE UNDERPINNED MODEST REGIONAL GROWTH. HOWEVER, HEADLINE INFLATION REMAINED ABOVE THE EUROPEAN CENTRAL BANK'S TARGET, WHICH LED IT TO MAINTAIN INTEREST RATES UNTIL MAY DESPITE PRESSURE FROM CORPORATIONS EARLIER IN THE YEAR TO SPUR INCREMENTALLY HIGHER ECONOMIC GROWTH.
o Consumer confidence remained fairly robust in the face of personal income tax rate reductions and continued progress on unemployment. However, slowing Gross Domestic Product (`GDP') growth and corporate profitability concerns led to further deterioration in some highly valued growth names, particularly in the TMT sectors.
o European markets were also hurt by a weak euro, though the currency showed some signs of stabilization toward the end of the year.
o Sweden and Finland suffered poor performance for much of the year, weighed down primarily by their concentration of Telecommunications companies. The fourth-quarter rally did, however, see a significant rebound in these markets to rebound significantly.

PACIFIC BASIN
The Pacific Basin suffered continued losses over the year. While the MSCI Pacific ex-Japan Index 2 declined by 9.88% over the year, the MSCI Japan Index 3 plummeted 29.40% over the annual period.

JAPANESE EQUITY MARKETS FELT THE IMPACT OF DECLINING ECONOMIC ACTIVITY, A WEAKENING YEN, AN UNCERTAIN POLITICAL ENVIRONMENT, AND PERSISTENT DEFLATION.
o The ongoing weakness of the Japanese financial system was a key concern. Banks remained burdened by significant loan losses, exacerbated by each downturn in economic activity.

--------------------------------------------------------------------------------
1 MSCI Europe Index is an unmanaged index representing the 16 developed markets of Europe.
2 MSCI Pacific ex-Japan Index is an unmanaged index that reflects the performance of securities listed on the stock exchanges of four countries in the Pacific region, excluding Japan.
3 MSCI Japan Index is an unmanaged index of equity securities listed on the
  Tokyo Stock Exchange.
--------------------------------------------------------------------------------
                                        4

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS


o The resignation of Prime Minister Mori and the election of Junichiro Koizumi as Prime Minister led to increased optimism that the Japanese economy could be on the cusp of change. Koizumi ran on promises of reform and stabilization of the yen.
o Such optimism was encouraged by the Bank of Japan's return on February 28th to a zero interest rate policy, which had been prematurely abandoned in August 2000.
o The yen continued to decline through the end of the year, with negative impact for US-domiciled investors. While Japan's equity markets posted a modest gain in local currency terms for the fourth quarter, they lost value in US dollars. Japan was one of only two markets (the other being Austria) to lose value in US dollar terms during the fourth quarter global rally.
MANAGER OUTLOOK
As an index fund designed to replicate as closely as possible, before expenses, the broad diversification and total return of the MSCI EAFE(R) Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economies in general. Still, we will continue monitoring economic conditions and how they affect the financial markets.

In our view, clear signs of an economic slowdown remain evident around the globe and the key issue to monitor is when the inevitable recovery will occur. We believe that leading indicators may begin to signal a recovery for 2002. Not only do the dynamics of the leading indicators themselves support this view but so, too, do the forces that led to the downturn in the first place--namely, higher interest rates and energy prices, both of which have gone into reverse.



INVESTMENT REVIEW

                                                                     CUMULATIVE                           AVERAGE ANNUAL
                                                                  TOTAL RETURNS                            TOTAL RETURNS
   Years Ended                           1 Year   3 Years   5 Years       Since   1 Year   3 Years   5 Years       Since
   December 31, 2001                                                Inception 2                              Inception 2

 EAFE(R)Equity Index Fund--
   Premier Class 1                       (21.75)%  (15.12)%  3.85%       11.35%   (21.75)%   (5.32)%   0.76%       1.83%
-------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital International
   (`MSCI') EAFE(R) Index 3              (21.44)%  (14.39)%  4.55%       12.24%   (21.44)%   (5.05)%   0.89%       1.96%
-------------------------------------------------------------------------------------------------------------------------
 Lipper International Equity
   Funds Average 4                       (21.71)%   (6.08)% 11.70%       22.92%   (21.71)%   (2.37)%   1.94%       3.21%
-------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the MSCI EAFE(R) Index closely enough to track its performance. The Fund concentrates its investments in securities of foreign issuers. A variety of factors such as changes in the economic/political conditions and currency fluctuations in the international markets may affect the value of the Fund.
2 The Fund's inception date is January 24, 1996. Benchmark returns are for the period beginning January 24, 1996 for the MSCI EAFE(R) Index and January 31, 1996 for the Lipper International Equity Funds Average.
3 The EAFE(R) Index is the exclusive property of Morgan Stanley Capital
  International, a service of Morgan Stanley, and has been licensed for use by the Fund's investment advisor. MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia, and the Far East. Benchmark returns do not reflect expenses that have been deducted by the Fund's returns.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
--------------------------------------------------------------------------------
                                        5

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS



In Europe, there is mounting evidence that the impact of the US and global economic slowdown is being felt in its industrial production and external trade balance. While Europe as a region has struggled of late, global monetary easing, inventory adjustments, tax reductions and abating inflation are expected to help boost corporate profitability. Fortunately, central bankers in Europe still have considerable reserves of ammunition to restimulate demand going forward, especially if the economy slows more than expected and inflation moves below 2% in 2002.

The situation in Japan remains a concern for many fundamental reasons. Primarily, we are skeptical that Prime Minister Koizumi can deliver on his reform program. Our outlook for the Japanese Financial sector is especially cautious, as Japanese banks are still in the process of writing off bad loans and continue to own cross shareholdings in each other. (Cross shareholding is a traditional practice under which companies hold each other's shares through a subsidiary, affiliated company and/or business partner.) Elsewhere in Asia, we believe Hong Kong may be the prime beneficiary of lower US interest rates, but Australia, New Zealand and Singapore are close to fair value.

We appreciate your ongoing support of EAFE(R) Equity Index Fund--Premier Class and look forward to serving your investment needs for many years ahead.



/S/ SIGNATURE
James A. Creighton
Chief Investment Officer--Global Indexing
EAFE(R) EQUITY INDEX PORTFOLIO
December 31, 2001





--------------------------------------------------------------------------------
                                        6

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON 1

                              [GRAPHIC OMITTED]
   EDGAR Representation of Data Points Used in Printed Graphic as Follows:

                 EAFE(R)                                       Lipper
            Equity Index Fund--      MSCI EAFE(R)          International
              Premier Class              Index          Equity Funds Average

1/24/96        5000000.00             5000000.00             5000000.00
2/29/96        5080000.00             5099750.00             5021840.00
3/31/96        5190000.00             5207870.00             5106270.00
4/30/96        5330000.00             5359420.00             5267620.00
5/31/96        5240000.00             5260800.00             5257290.00
6/30/96        5285000.00             5290260.00             5292680.00
7/31/96        5125000.00             5135790.00             5096900.00
8/31/96        5135000.00             5147090.00             5156140.00
9/30/96        5275000.00             5284000.00             5267640.00
10/31/96       5215000.00             5230100.00             5236040.00
11/30/96       5435000.00             5438260.00             5464620.00
12/31/96       5361000.00             5368110.00             5487930.00
1/31/97        5159000.00             5180220.00             5474200.00
2/28/97        5240000.00             5265180.00             5545500.00
3/31/97        5270000.00             5284130.00             5560940.00
4/30/97        5310500.00             5312140.00             5572370.00
5/31/97        5664000.00             5657960.00             5903240.00
6/30/97        5997000.00             5969710.00             6178810.00
7/31/97        6093000.00             6066420.00             6355440.00
8/31/97        5628500.00             5613260.00             5891440.00
9/30/97        5949000.00             5927600.00             6264370.00
10/31/97       5494000.00             5471770.00             5790260.00
11/30/97       5448500.00             5415960.00             5743280.00
12/31/97       5474500.00             5463080.00             5793160.00
1/31/98        5710000.00             5712740.00             5938800.00
2/28/98        6067000.00             6079500.00             6332100.00
3/31/98        6269500.00             6266740.00             6665120.00
4/30/98        6313500.00             6316250.00             6755850.00
5/31/98        6302500.00             6285300.00             6767070.00
6/30/98        6357500.00             6333070.00             6718770.00
7/31/98        6407000.00             6397040.00             6826060.00
8/31/98        5617000.00             5604440.00             5847960.00
9/30/98        5463500.00             5432390.00             5634420.00
10/31/98       6023000.00             5998440.00             6057640.00
11/30/98       6336000.00             6305560.00             6371080.00
12/31/98       6558500.00             6554000.00             6573140.00
1/31/99        6541500.00             6534340.00             6635280.00
2/28/99        6372000.00             6378820.00             6453580.00
3/31/99        6643500.00             6644820.00             6667320.00
4/30/99        6921000.00             6913930.00             6962240.00
5/31/99        6558500.00             6557860.00             6666570.00
6/30/99        6830000.00             6813620.00             7011640.00
7/31/99        7022500.00             7015990.00             7195990.00
8/31/99        7079000.00             7041950.00             7261060.00
9/30/99        7136000.00             7113070.00             7292720.00
10/31/99       7419000.00             7379810.00             7584580.00
11/30/99       7724500.00             7635890.00             8193870.00
12/31/99       8392000.00             8321590.00             9216880.00
1/31/00        7839000.00             7793170.00             8692480.00
2/29/00        8058000.00             8002810.00             9285860.00
3/31/00        8345500.00             8313320.00             9290600.00
4/30/00        7914000.00             7876040.00             8670950.00
5/31/00        7712500.00             7683860.00             8371380.00
6/30/00        8017500.00             7984300.00             8738440.00
7/31/00        7666500.00             7649760.00             8422810.00
8/31/00        7747000.00             7716310.00             8556880.00
9/30/00        7356000.00             7340530.00             8057610.00
10/31/00       7183000.00             7167290.00             7755060.00
11/30/00       6895500.00             6898520.00             7413450.00
12/31/00       7114500.00             7144000.00             7684500.00
1/31/01        7103000.00             7146500.00             7708000.00
2/28/01        6563500.00             6612000.00             7135000.00
3/31/01        6134500.00             6163000.00             6601000.00
4/30/01        6569500.00             6585500.00             7031000.00
5/31/00        6331500.00             6360000.00             6854000.00
6/30/01        6071000.00             6100500.00             6626500.00
7/31/01        5966500.00             5989500.00             6444000.00
8/31/01        5810000.00             5837500.00             6297000.00
9/30/01        5224500.00             5246500.00             5633000.00
10/31/01       5358000.00             5380500.00             5805500.00
11/30/01       5543500.00             5579000.00             6046500.00
12/31/01       5567500.00             5612000.00             6146000.00




                                                          AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                            1 Year     3 Years    5 Years        Since
   December 31, 2001                                                       Inception 2

 EAFE(R) Equity Index Fund--Premier Class  (21.75)%    (5.32)%     0.76%         1.83%
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The Fund's inception date is January 24, 1996. Benchmark returns are for the periods beginning January 24, 1996 for the MSCI EAFE(R) Index and January 31, 1996 for the Lipper International Equity Funds Average.
3 The MSCI EAFE(R) Index is an unmanaged index that tracks international stock performance in the 21 developed markets of Europe, Australasia and the Far
  East.
4 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.
--------------------------------------------------------------------------------
                                        7

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                                                               DECEMBER 31, 2001

ASSETS
   Investment in the EAFE(R) Equity Index Portfolio, at value ...................................   $140,643,467
   Receivable for capital shares sold ...........................................................         79,172
   Prepaid expenses and other ...................................................................          4,989
                                                                                                    ------------
Total assets ....................................................................................    140,727,628
                                                                                                    ------------
LIABILITIES
   Payable for capital shares redeemed ..........................................................        339,643
   Due to administrator .........................................................................          1,165
   Accrued expenses and other ...................................................................         22,187
                                                                                                    ------------
Total liabilities ...............................................................................        362,995
                                                                                                    ------------
NET ASSETS ......................................................................................   $140,364,633
                                                                                                    ============
COMPOSITION OF NET ASSETS
   Paid-in capital ..............................................................................   $189,238,764
   Expenses in excess of net investment income ..................................................        (35,259)
   Accumulated net realized loss from investment and foreign currency transactions ..............    (40,048,811)
   Net unrealized depreciation on investments and foreign currencies ............................     (8,790,061)
                                                                                                    ------------
NET ASSETS ......................................................................................   $140,364,633
                                                                                                    ============
SHARES OUTSTANDING ($0.001 par value per share,
   unlimited number of shares authorized) .......................................................     14,835,312
                                                                                                    ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...................................................   $       9.46
                                                                                                    ============





See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        8

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS


                                                                                              FOR THE YEAR ENDED
                                                                                               DECEMBER 31, 2001

INVESTMENT INCOME
   Net investment income allocated from EAFE(R) Equity Index Portfolio:
     Dividends ...................................................................................  $  3,194,146
     Interest ....................................................................................        71,499
     Income from loaned securities, net ..........................................................        98,266
     Expenses 1 ..................................................................................      (567,977)
                                                                                                    ------------
   Net investment income allocated from EAFE(R) Equity Index Portfolio ...........................     2,795,934
                                                                                                    ------------
EXPENSES
   Administration and services fees ..............................................................       243,357
   Printing and shareholder reports ..............................................................        30,127
   Registration fees .............................................................................        24,068
   Professional fees .............................................................................        22,977
   Trustees fees .................................................................................        10,646
   Miscellaneous .................................................................................         1,236
                                                                                                    ------------
Total expenses ...................................................................................       332,411
Less: fee waivers and/or expense reimbursements ..................................................      (251,292)
                                                                                                    ------------
Net expenses .....................................................................................        81,119
                                                                                                    ------------
NET INVESTMENT INCOME ............................................................................     2,714,815
                                                                                                    ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN
  CURRENCIES
  Net realized loss from:
     Investment transactions .....................................................................   (18,068,214)
     Foreign currency transactions ...............................................................      (189,195)
     Foreign futures transactions ................................................................    (3,151,623)
     Forward foreign currency transactions .......................................................      (189,978)
  Net change in unrealized appreciation/depreciation on investments and
     foreign currencies ..........................................................................   (22,205,199)
                                                                                                    ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ...........................   (43,804,209)
                                                                                                    ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS .......................................................  $(41,089,394)
                                                                                                    ============

--------------------------------------------------------------------------------
1 For the year ended, the EAFE(R) Equity Index Portfolio waived fees in the amount of $120,212 which was allocated to the Fund on a pro-rated basis.




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                        9

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                    2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ................................................  $   2,714,815           $   2,918,190
   Net realized loss from investments and
     foreign currencies .................................................    (21,599,010)            (20,644,897)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies ..............................    (22,205,199)            (14,511,586)
                                                                           -------------           -------------
Net decrease in net assets from operations ..............................    (41,089,394)            (32,238,293)
                                                                           -------------           -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ................................................     (1,894,656)               (272,525)
   Net realized gain from investment transactions .......................             --                (930,445)
                                                                           -------------           -------------
Total distributions .....................................................     (1,894,656)             (1,202,970)
                                                                           -------------           -------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from sale of shares .........................................    141,370,217             243,189,389
   Dividend reinvestments ...............................................      1,763,840               1,143,280
   Cost of shares redeemed ..............................................   (131,090,029)           (159,963,012)
                                                                           -------------           -------------
Net increase in net assets from capital share transactions ..............     12,044,028              84,369,657
                                                                           -------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .................................    (30,940,022)             50,928,394
NET ASSETS
   Beginning of year ....................................................    171,304,655             120,376,261
                                                                           -------------           -------------
   End of year (including expenses in excess of net investment
     income of $35,259 and $76,126, respectively) .......................  $ 140,364,633           $ 171,304,655
                                                                           =============           =============





See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       10

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001        2000 1         1999          1998 2       1997

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ...............     $12.27       $14.58        $11.59       $  9.98       $10.62
                                                     --------     --------      --------       -------      -------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .........................       0.19         0.25          0.08          0.16         0.23
   Net realized and unrealized gain (loss) on
     investments and foreign currencies ..........      (2.87)       (2.47)         3.15          1.81        (0.02)
                                                     --------     --------      --------       -------      -------
Total from investment operations .................      (2.68)       (2.22)         3.23          1.97         0.21
                                                     --------     --------      --------       -------      -------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .........................      (0.13)       (0.02)        (0.08)        (0.16)       (0.24)
   In excess of net investment income ............         --           --         (0.03)        (0.09)          --
   Net realized gain from
     investment transactions .....................         --        (0.07)        (0.13)        (0.01)       (0.61)
   In excess of net realized gains ...............         --           --            --         (0.10)          --
                                                     --------     --------      --------       -------      -------
Total distributions ..............................      (0.13)       (0.09)        (0.24)        (0.36)       (0.85)
                                                     --------     --------      --------       -------      -------
NET ASSET VALUE, END OF YEAR .....................     $ 9.46       $12.27        $14.58        $11.59      $  9.98
                                                     ========     ========      ========       =======      =======
TOTAL INVESTMENT RETURN ..........................     (21.75)%     (15.22)%       27.95%        19.81%        2.11%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year (000s omitted) ........   $140,365     $171,305      $120,376       $42,462      $35,509
   Ratios to average net assets:
     Net investment income .......................       1.68%        1.59%         1.56%         1.50%        1.70%
     Expenses after waivers and/or
        reimbursements, including expenses
        of the EAFE(R) Equity Index Portfolio ....       0.40%        0.40%         0.40%         0.40%        0.40%
     Expenses before waivers and/or
        reimbursements, including expenses
        of the EAFE(R) Equity Index Portfolio ....       0.63%        0.65%         0.71%         0.83%        0.73%
--------------------------------------------------------------------------------------------------------------------

1 On April 30, 2000, the Institutional Class was renamed the Premier Class.
2 Advisor Class Shares were converted to Institutional Class Shares on July 10,
  1998.





See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       11

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
BT Advisor Funds (the `Company') is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. The Company is organized as a business trust under the laws of the Commonwealth of Massachusetts. EAFE(R) Equity Index Fund (the `Fund') is one of the funds the Company offers to investors.

The investment objective of the Fund is to replicate, as closely as possible, before expenses, the performance of the Morgan Stanley Capital
International (`MSCI') EAFE(R) Index (`EAFE Index') which emphasizes stocks of companies in major markets in Europe, Australia and the Far East. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the EAFE(R) Equity Index Portfolio (the `Portfolio'), a series of BT Investment Portfolios, an open-end management investment company registered under the Act. Details concerning the Fund's investment objective and policies and the risk factors associated with the Fund's investments are described in the Prospectus and Statement of Additional Information.

The Portfolio's financial statements accompany this report.

B. VALUATION OF SECURITIES
The Fund determines the value of its investment in the Portfolio by multiplying its proportionate ownership of the Portfolio by the total value of the Portfolio's net assets. On December 31, 2001, the Fund owned approximately 100% of the Portfolio. The Portfolio's policies for determining the value of its net assets are discussed in the Portfolio's Financial Statements, which accompany this report.

C. INVESTMENT INCOME
The Fund receives a daily allocation of the Portfolio's net investment income and net realized and unrealized gains and losses in proportion to its investment in the Portfolio.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carry forwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Fund's Administrator. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.15%. Prior to July 1, 2001, Bankers Trust Company served as the administrator to the Fund under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.40% of the Fund's average daily net assets, including expenses of the Portfolio.

ICCC is the Fund's accounting and transfer agent.

Certain officers and directors of the Fund are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Fund for serving in these capacities.





--------------------------------------------------------------------------------
                                       12

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 3--CAPITAL SHARE TRANSACTIONS
There were an unlimited number of capital shares authorized. Transactions in capital shares were as follows:

                    For the Year Ended               For the Year Ended
                     December 31, 2001                December 31, 2000
             ---------------------------    ---------------------------
                  Shares          Amount         Shares          Amount
             -----------   -------------    -----------   -------------
Sold          13,752,248   $ 141,370,217     17,907,131   $ 243,189,389
Reinvested       188,902       1,763,840         93,639       1,143,280
Redeemed     (13,066,839)   (131,090,029)   (12,295,687)   (159,963,012)
             -----------   -------------    -----------   -------------
Net increase     874,311   $  12,044,028      5,705,083   $  84,369,657
             ===========   =============    ===========   =============


NOTE 4--FEDERAL INCOME TAX
At December 31, 2001, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain/(loss) from investments and foreign currency transactions have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions and investments in passive foreign investment companies (PFIC).

                        Undistributed
                         Net Realized           Paid-in
Undistributed NII         Gain/(Loss)           Capital
-----------------       -------------           --------
        $(779,292)          $779,290                $2

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $11,422,240 and $24,707,123, respectively. The difference between book basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for futures transactions and foreign currency transactions.

Distributions during the year ended December 31, 2001 were characterized as follows for tax purposes:

Ordinary Income                              $1,894,656

At December 31, 2001, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  1,565,593
Capital loss carryovers                   $(27,881,970)
Unrealized appreciation/(depreciation)    $(13,284,883)

At December 31, 2001, capital loss carryovers available as a reduction against future net realized capital gains consisted of $27,881,970, of which $13,831,567 expires in 2008 and $14,050,403 expires in 2009.

Post-October capital and currency losses have been deferred to the fiscal year ending December 31, 2002 as follows:

   Capital                Currency                 PFIC
   -------                --------                 ----
$8,233,344                $623,992             $305,917




--------------------------------------------------------------------------------
                                       13

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Advisor Funds and Shareholders of EAFE(R) Equity Index Fund--Premier Class:


In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE(R) Equity Index Fund--Premier Class (hereafter referred to as the `Fund' at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements' are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the transfer agent, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002





--------------------------------------------------------------------------------
TAX INFORMATION  (Unaudited) For the Year Ended December 31, 2001


The amounts may differ from those elsewhere in this report because of differences between tax and financial statement reporting requirements.

Of the net investment income distributions made during the fiscal year ended December 31, 2001, 1.27%, has been derived from investments in US Government and Agency Obligations. All or a part of the distributions from this income may be exempt from taxation at the state level. Consult your tax advisor for state specific information.

During the year ended December 31, 2001, the Fund received income from foreign sources in the amount of $3,086,538 or $0.208 per share. The Fund has paid foreign taxes in the amount of $331,172 or $0.022 per share. Such amounts are eligible for the foreign tax credit. You should consult your tax advisor relating to the appropriate treatment of foreign taxes paid.





--------------------------------------------------------------------------------
                                       14

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           INVESTMENTS IN UNAFFILIATED ISSUERS
           COMMON STOCKS--92.17%
           AUSTRALIA--3.04%
   14,393  Amcor Ltd. ..........................  $     52,678
    5,705  AMP Diversified Property Trust ......         7,534
   21,910  AMP Ltd. ............................       206,813
    2,477  AMP Reinsurance Notes ...............            --
    8,499  Aristocrat Leisure Ltd. .............        28,714
   15,470  Australia & New Zealand Banking
            Group Ltd. 1 .......................       141,028
    8,136  Australia Gas Light Company, Ltd. ...        37,828
    9,539  Boral Ltd. ..........................        16,065
   19,425  Brambles Industries, Ltd. ...........       103,412
   72,517  Broken Hill Proprietary Co. Ltd. 1 ..       389,766
   14,328  Coca-Cola Amatil Ltd. ...............        43,867
      719  Cochlear Ltd. .......................        16,746
   19,657  Coles Myer Ltd. 1 ...................        84,522
   24,498  Commonwealth Bank of Australia ......       375,455
    9,685  Computershare Ltd. ..................        26,176
    3,288  CSL Ltd. ............................        86,662
   19,781  CSR Ltd. ............................        68,753
   27,731  ERG Limited 2 .......................         7,807
   41,694  Foster's Brewing Group 1 ............       103,725
    8,141  Futuris Corp Ltd. ...................         7,710
   18,373  Gandel Retail Trust .................        10,957
   43,036  General Property Trust ..............        62,344
   20,355  Goodman Fielder Ltd. ................        14,379
    5,132  Harvey Norman Holdings, Ltd. ........        10,639
    2,285  Iluka Resources Limited .............         5,205
    9,197  James Hardie Industries NV ..........        28,214
    2,732  John Fairfax Holdings Limited .......         5,374
    4,617  Leighton Holdings, Ltd ..............        24,461
    9,137  Lend Lease Corp. Ltd. ...............        61,036
   28,144  M.I.M. Holdings Ltd. ................        16,424
    1,752  Macquarie Bank Ltd. .................        33,588
   13,402  Macquarie Infrastructure Group ......        24,011
   18,131  Mayne Nickless Ltd. .................        63,854
   15,591  Mirvac Group ........................        30,886
   30,371  National Australia Bank .............       495,313
    1,584  Newcrest Mining Ltd. ................         3,357
   34,829  News Corp. ..........................       278,518
   36,509  Normandy Mining Ltd. ................        33,826
   11,751  NRMA Insurance Group Ltd. ...........        18,767
    7,468  OneSteel Limited ....................         4,220
    7,095  Orica Ltd. ..........................        26,186
    3,240  Origin Energy Limited ...............         4,679
   10,600  Pacific Dunlop ......................         5,589
    5,400  Paperlinx Ltd. ......................        13,464
   11,109  QBE Insurance Group Ltd. ............        43,673
    6,344  Rio Tinto Ltd. ......................       120,823
   14,272  Santos Ltd. .........................        45,295
    1,286  Sons Of Gwalia Ltd. .................         4,931

   SHARES  SECURITY                                      VALUE

   15,274  Southcorp Ltd. ......................  $     59,030
   14,351  Stockland Trust Group ...............        31,735
    8,033  Suncorp-Metway Ltd. .................        57,691
    6,509  TABCORP Holdings Limited ............        32,786
  100,816  Telstra Corp. Ltd. ..................       280,739
    8,587  Transurban Group 1 ..................        19,222
    7,373  Wesfarmers Ltd. .....................       116,961
    4,160  Westfield Holdings Limited ..........        35,890
   42,189  Westfield Trust .....................        74,758
    2,065  Westpac Banking Corp., Ltd. .........        16,654
   22,608  WMC Ltd. ............................       110,786
    4,179  Woodside Petroleum Ltd. .............        28,646
   21,178  Woolworths Ltd. .....................       121,850
                                                  ------------
                                                     4,282,022
                                                  ------------

           AUSTRIA--0.14%
      250  Boehler-Uddeholm AG .................        10,012
      200  BWT AG, Best Water Technology .......         4,363
      490  Erste Bank ..........................        26,046
      450  Flughafen Wien AG ...................        12,020
      220  Mayr-Melnhof Karton AG ..............        10,413
      420  Oesterreichische
            Elektrizitaetswirtschafts AG--A ....        31,413
      430  OMV AG ..............................        36,035
      220  RHI AG ..............................         1,430
    3,707  Telekom Austria AG1 .................        30,729
      430  VA Technologie AG ...................         9,453
    1,640  Weinerberger Baustoffindustrie AG ...        22,998
                                                  ------------
                                                       194,912
                                                  ------------

           BELGIUM--0.69%
    2,222  AGFA-Gevaert ........................        30,052
      317  Barco SA ............................        11,121
      454  Bekaert NV ..........................        17,491
      159  CMB Compagnie Maritime Belge SA .....         7,284
      587  Colruyt NV ..........................        25,610
       83  D'ieteren NV ........................        13,672
    1,355  Delhaize--Le Lion, SA ...............        70,518
    6,784  Dexia ...............................        97,551
      856  Electrabel SA .......................       178,346
    2,223  Fortis1 .............................            20
       50  Fortis Bank Nederland NV1 ...........            --
    1,896  Groupe Bruxelles Lambert SA .........        99,685
    3,362  Interbrew1 ..........................        92,048
    3,816  KBC Bancassurance Holding ...........       128,092
      159  Omega Pharma SA .....................         7,199
    1,239  Solvay SA--A ........................        74,630
    2,287  UCB SA ..............................        92,590
      520  Union Miniere SA ....................        20,487
                                                  ------------
                                                       966,396
                                                  ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       15

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           DENMARK--0.81%
      400  Carlsberg--A/S--B ...................  $     16,718
      130  Coloplast--B ........................         8,562
       14  D/S 1912--B .........................        95,564
       10  D/S Svendborg--B ....................        91,013
    1,257  Danisco A/S .........................        45,009
   13,592  Danske Bank A/S .....................       218,112
      372  Falck A/S ...........................        41,653
    1,294  FLS Industries A/S--B ...............        10,925
    2,199  GN Store ............................        13,167
      737  H. Lundbeck .........................        18,976
      834  ISS A/S(1) 1 ........................        41,049
      425  Navision Software AS 1 ..............        11,400
      500  NKT Holdings A/S ....................         6,437
    6,269  Novo Nordisk A/S--B .................       256,378
    1,197  Novozymes A/S1 ......................        24,154
      429  Ostasiatiske Kompagni ...............         9,607
    3,411  Tele Danmark A/S ....................       121,524
      678  Topdanmark A/S 1 ....................        15,833
    2,262  Vestas Wind Systems A/S .............        61,762
    1,131  William Demant Holding ..............        29,391
                                                  ------------
                                                     1,137,234
                                                  ------------

           FINLAND--2.18%
      700  Amer Group PLC ......................        18,386
    6,000  Fortum Oyj ..........................        25,376
    1,000  Hartwall OY AB ......................        20,390
      700  Instrumentarium OY ..................        29,293
    2,500  Kesko ...............................        22,927
      400  Kone Oyj ............................        29,560
    1,100  Metra Oy--B .........................        20,372
    2,600  Metso Oyj ...........................        27,317
   92,400  Nokia Ab-A Shares ...................     2,382,561
    2,300  Outokumpu Oyj .......................        24,267
      900  Pohjola Group Insurance .............        15,906
    7,100  Sampo Insurance Co. Ltd.--A .........        55,631
   17,650  Sonera Group Oyj ....................        89,419
    6,900  Stora Enso Oyj R Shares .............        88,345
    1,800  Tietonator Oyj Abp ..................        47,680
    4,800  UPM--Kymmene Corp. ..................       159,199
    1,100  Uponor Oyj ..........................        18,364
                                                  ------------
                                                     3,074,993
                                                  ------------

           FRANCE--9.75%
    4,026  Accor SA ............................       146,361
   22,615  Alcatel .............................       386,608
    1,806  Alstom ..............................        20,084
      537  Altran Technologies SA ..............        24,265
      151  Atos Origin SA ......................         9,889
   30,263  Axa .................................       632,410
    8,244  Banque Nationale de Paris ...........       737,696
    4,890  Buoygues ............................       160,225

   SHARES  SECURITY                                      VALUE

      480  Business Objects SA .................  $     16,048
    2,328  Cap Gemini SA .......................       168,104
   11,841  Carrefour Supermarche ...............       615,708
    1,281  Casino Guichard Perracho ............        98,831
      719  Castorama Dubois Investissements ....        37,034
      286  Club Mediterrane SA .................        10,441
    1,604  Compagnie de Saint-Gobain ...........       242,074
    1,587  Dassault Systemes SA ................        76,304
    1,920  Essilor International SA ............        58,038
    2,944  European Aeronautic Def .............        35,754
   13,561  France Telecom SA ...................       542,140
    2,782  Groupe Danone .......................       339,353
      274  Imerys SA ...........................        26,299
    1,773  L'Air Liquide .......................       248,477
    9,932  L'OREAL .............................       715,416
    2,547  Lafarge SA ..........................       237,891
    2,682  Lagardere SCA .......................       112,236
    7,197  LVMH Moet Hennessy Louis Vuitton ....       292,847
    2,666  Michelin--B .........................        87,947
    1,439  Pechiney SA--A ......................        74,184
      994  Pernod Ricard .......................        76,998
    4,060  Peugeot SA ..........................       172,613
    1,918  Pinault-Printemps-Redoute SA ........       246,939
    2,380  Publicis Groupe .....................        63,043
    1,103  Renault SA ..........................        38,900
   14,625  Rhone-Poulenc--A ....................     1,038,485
      682  Sagems SA ...........................        41,747
   10,754  Sanofi-Synthelabo SA ................       802,394
    3,293  Schneider SA ........................       158,328
    1,006  Societe BIC SA ......................        34,360
    7,171  Societe Generale--A .................       401,290
    2,469  Sodexho Alliance SA .................       105,542
   14,077  STMicroelectronics NV 2 .............       451,844
   17,968  Suez SA .............................       543,941
      385  Technip .............................        51,419
    1,127  Television Francaise ................        28,488
    2,300  Thomson CSF .........................        79,355
      919  Thomson Multimedia ..................        28,230
      972  Total Fina Elf SA 1 .................             9
   13,121  Total SA--B .........................     1,873,893
    1,014  Unibail (Union du Credit-Bail
            Immobilier) ........................        51,507
    4,759  Usinor Sacilor ......................        59,534
    1,622  Valeo SA ............................        64,700
    1,348  Vinci SA ............................        79,035
   19,158  Vivendi Universal 2 .................     1,049,056
       80  Zodiac SA ...........................        14,524
                                                  ------------
                                                    13,708,838
                                                  ------------


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       16

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           GERMANY--7.17%
      865  Adidas AG 1 .........................  $     64,310
      350  Aixtron .............................         7,900
    3,891  Allianze AG .........................       919,812
      650  Altana AG ...........................        32,352
   11,270  BASF AG .............................       419,945
   14,295  Bayer AG ............................       454,387
    2,230  Bayer Hypo-und Vereinsbank AG .......        68,362
    6,683  Bayerische Vereinsbank ..............       203,206
    1,150  Beiersdorf AG .......................       129,425
    1,150  Buderus AG ..........................        31,435
    2,050  Continental AG ......................        26,923
   18,660  Daimler-Chrysler AG .................       799,153
   10,955  Deutsche Bank AG ....................       773,498
      200  Deutsche Boerse AG ..................         7,924
    5,625  Deutsche Lufthansa AG ...............        75,626
    3,150  Deutsche Post AG ....................        43,473
   49,355  Deutsche Telekom AG--Reg ............       852,523
      600  Douglas Holding AG ..................        15,920
    4,966  EM TV ...............................        53,059
    1,250  Epcos AG 1 ..........................        64,552
    1,400  Fresenius Medical Care AG ...........        84,029
    1,300  Gehe AG .............................        50,351
      100  Heidelberger Zement AG ..............         4,674
    1,082  Heidlelberger Zement AG 1 ...........        44,078
    3,450  Infineon Technologies AG ............        72,187
    1,000  Kamps AG ............................         8,013
    1,800  Karstadt AG .........................        70,358
    2,016  Linde AG ............................        82,031
    3,000  MAN AG ..............................        60,848
    2,040  Merck KGAA ..........................        74,653
    4,492  Metro AG ............................       157,983
      500  MLP AG ..............................        36,683
    2,636  Muenchener Rueckversicherungs-
            Gesellschaft AG ....................       715,845
    3,211  Preussag AG .........................        78,908
    9,835  RWE AG ..............................       362,568
    5,255  SAP AG ..............................       688,785
      150  SGL Carbon AG .......................         3,025
    3,715  Shering AG ..........................       198,796
   17,402  Siemens AG ..........................     1,159,750
    8,550  Thyssen Krupp AG ....................       125,229
   13,468  VEBA AG .............................       700,309
    5,530  Volkswagen AG .......................       257,514
                                                  ------------
                                                    10,080,402
                                                  ------------

   SHARES  SECURITY                                      VALUE

           GREECE--0.34%
    3,500  Alpha Bank AE .......................  $     62,389
    1,190  Bank Of Piraeus .....................        10,574
    1,550  Commercial Bank Of Greece ...........        51,201
    2,190  EFG Eurobank Ergasias ...............        30,458
    2,440  Hellenic Bottling Co SA .............        35,195
    2,540  Hellenic Petroleum SA ...............        15,740
    1,090  Hellenic Technodomiki SA ............         6,017
    4,940  Hellenic Telecommunication
            Organization SA ....................        80,492
    1,360  Intracom SA .........................        17,437
    3,570  National Bank Of Greece SA ..........        84,933
    5,190  Panafon Hellenic Telecom SA .........        26,802
      810  Titan Cement Co. ....................        28,819
    3,290  Viohalco, Hellenic Copper and
            Aluminum Industry SA ...............        27,009
                                                  ------------
                                                       477,066
                                                  ------------

           HONG KONG--1.79%
   10,000  Amoy Properties Ltd. ................        10,323
    7,000  ASM Pacific Technology Ltd. .........        13,779
   29,171  Bank of East Asia Ltd. ..............        62,847
   42,000  Cathay Pacific Airways ..............        53,861
   16,000  Cheung Kong Holdings Ltd. ...........       166,200
   43,600  CLP Holdings Ltd. ...................       166,341
   20,815  Esprit Holdings Ltd. ................        23,490
   22,000  Giordano International Ltd. .........         9,733
   26,200  Hang Seng Bank Ltd. .................       288,111
   20,000  Henderson Land Development -144a ....        90,281
   88,079  Hong Kong and China Gas Co. Ltd. ....       107,870
   15,000  Hong Kong Electric Holdings Ltd. ....        55,785
    9,000  Hong Kong Exchanges and
            Cleaning Ltd. ......................        13,677
   62,100  Hutchison Whampoa Ltd. ..............       599,271
   12,590  Hysan Development Co. Ltd. ..........        12,674
   54,000  Johnson Electric ....................        56,785
   49,000  LI & Fung Ltd. ......................        54,983
   12,000  MTR. Corp. ..........................        15,697
   38,603  New World Development Co. Ltd. ......        33,663
  243,149  Pacific Century Cyberworks 1,2 ......        67,040
   40,000  Shangri-La Asia Ltd. ................        31,291
   28,000  South China Morning Post ............        17,595
   37,297  Sun Hung Kai Properties Ltd. ........       301,328
   25,500  Swire Pacific Ltd.--A ...............       138,981
    8,000  Television Broadcasts Ltd. ..........        34,676
   36,102  Wharf Holdings Ltd. .................        88,197
                                                  ------------
                                                     2,514,479
                                                  ------------




See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       17

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           IRELAND--0.76%
   17,361  Allied Irish Banks PLC ..............  $    200,952
    9,861  Bank Of Ireland .....................        93,331
   10,189  CRH PLC .............................       179,899
    1,964  DCC PLC .............................        21,072
    6,595  Elan Corp PLC 1 .....................       305,345
    3,981  Greencore Group PLC .................         9,925
   11,170  Independent Newspapers PLC ..........        20,886
      173  Iona Technologies PLC 1 .............         3,581
    5,463  Irish Life & Permanent PLC ..........        55,451
   21,883  Jefferson Smurfit Group PLC .........        47,736
    2,882  Kerry Group PLC .....................        35,027
   13,030  Ryanair Holdings PLC 1 ..............        82,371
   16,953  Waterford Wedgwood PLC ..............        13,283
                                                  ------------
                                                     1,068,859
                                                  ------------

           ITALY--3.81%
   29,306  Alitalia SPA 2 ......................        26,146
    2,691  Alleanza Assicurazioni ..............        29,591
    4,820  Arnoldo Mondadori Editore SPA .......        30,471
   22,483  Assicurazioni Generali ..............       624,572
    4,576  Autogrill SPA .......................        42,414
   19,855  Autostrade SPA ......................       137,892
   25,286  Banca Di Roma SPA 1 .................        50,094
    3,045  Banca Fideuram SPA ..................        24,374
   92,967  Banca Intesa SPA ....................       232,599
    3,913  Banca Monte Dei Paschi ..............         9,755
   19,965  Banca Nazionale Lavoro ..............        40,441
    4,861  Banca Popolare Di Milano ............        16,966
   22,404  Bancario San Paolo di Torino ........       240,373
    3,132  Benetton Group SPA ..................        35,472
   37,811  Bipop-Carire SPA 2 ..................        62,619
    4,781  Bulgari SPA .........................        37,120
   59,384  Enel SPA ............................       334,693
   66,620  ENI SPA .............................       835,181
    6,484  Fiat SPA ............................       104,033
      718  Fiat SPA-RNC ........................         7,390
    2,000  Gruppo Editoriale L'Espresso SPA ....         5,983
   10,201  Intesabci SPA-RNC ...................        18,256
    3,865  Italcementi SPA .....................        30,284
    6,091  Italgas SPA .........................        57,161
    6,746  La Rinascente SPA ...................        23,485
    1,095  Luxottica Group SPA .................        17,969
   17,354  Mediaset SPA ........................       126,858
   11,692  Mediobanca SPA 2 ....................       130,961
   13,291  Parmalat Finanziaria SPA ............        35,857
   33,085  Pirelli SPA .........................        58,032
   10,873  Riunione Adriatica di Sicurta SPA ...       128,080
   54,916  Seat-Pagine Gialle SPA ..............        44,349
   13,512  Snia SPA ............................        18,166
  125,843  Telecom Italia Mobile SPA ...........       702,538
   30,965  Telecom Italia New ..................       165,423
   61,839  Telecom Italia SPA ..................       528,576
    2,688  Tiscali SPA .........................        24,364
   79,807  Unicredito Italiano SPA .............       320,473
                                                  ------------
                                                     5,359,011
                                                  ------------

   SHARES  SECURITY                                      VALUE

           JAPAN--18.56%
    7,000  77 Bank Ltd. ........................  $     30,925
    2,100  Acom Co. Ltd. .......................       153,022
    1,900  Advantest Corp. 2 ...................       107,569
    5,000  Aeon Co. ............................       112,925
      400  Aiful Corp. .........................        25,881
   12,000  Ajinomoto Co., Inc. .................       117,198
    3,000  Alps Electronic Co. Ltd. ............        20,372
    7,000  Amada Co. Ltd. ......................        27,774
   64,000  Asahi Bank Ltd. .....................        40,043
    9,000  Asahi Breweries Ltd. 2 ..............        80,963
   27,000  Asahi Chemical Industry Co. Ltd. ....        94,766
   19,000  Asahi Glass Co. Ltd. 2 ..............       112,353
    1,000  Asatsu-Dk Inc. 2 ....................        19,533
    1,000  Autobacs Seven ......................        23,272
   12,000  Bank of Fukuoka Ltd. ................        40,653
   26,000  Bank of Yokohama Ltd. 2 .............        90,661
    1,000  Banyu Pharmaceutical Co., Ltd. ......        14,879
    1,700  Benesse Corp. .......................        44,102
   16,000  Bridgestone Corp. ...................       169,327
   17,000  Canon, Inc. .........................       584,999
    6,000  Casio Computer Co. Ltd. .............        26,003
       31  Central Japan Railway Co. 2 .........       200,580
    5,000  Chiba Bank Ltd. .....................        16,328
   27,000  Chichibu Onoda Cement ...............        40,996
    5,800  Chubu Electric Power Co. ............       104,441
    5,000  Chugai Pharmaceutical Co. Ltd. 2 ....        57,951
   13,100  Chuo Mitsui Trust &
            Banking Co. Ltd. 2 .................        12,994
    7,000  Citizen Watch Co. Ltd. ..............        34,877
    3,300  Credit Saison Co. Ltd. ..............        64,207
    2,300  CSK Corp. ...........................        53,876
   14,000  Dai Nippon Printing Co. Ltd. ........       139,936
    5,000  Daicel Chemical Industries ..........        14,688
   17,000  Daiei, Inc. 2 .......................         9,599
    2,000  Daifuku Co., Ltd. ...................         8,088
    5,000  Daiichi Pharmaceutical ..............        97,284
    4,000  Daikin Industries Ltd. ..............        62,719
    3,000  Daimaru Inc. ........................        12,063
   20,000  Dainippon Ink & Chemicals, Inc. .....        28,537
    3,000  Daito Trust Contruct Co. Ltd. .......        45,895
   32,000  Daiwa Bank Holdings, Inc. 2 .........        20,021
    9,000  Daiwa House Industry Co. Ltd. .......        51,366
   25,000  Daiwa Securities Co. Ltd. ...........       131,428
   10,000  Denki Kagaku Kogyo K K ..............        23,195
   15,000  Denso Corp. .........................       198,688
       67  East Japan Railway Co. ..............       323,600
    7,000  Ebara Corp. .........................        42,194
    5,000  Eisai Co. Ltd. ......................       124,371
    3,500  Fanuc ...............................       149,016
      200  Fast Retailing Co. ..................        17,793
    1,300  Fuji Machine MFG Co. Ltd. ...........        16,962
    9,000  Fuji Photo Film Co. .................       321,380
      700  Fuji Soft ABC Inc. ..................        27,880
        6  Fuji Television Network Inc. ........        24,218

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       18

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

   10,000  Fujikura Ltd. .......................  $     37,540
    2,000  Fujisawa Pharmaceutical Company
            Limited ............................        46,086
   35,000  Fujitsu Ltd. ........................       254,769
   12,000  Furukawa Electric Co. Ltd. ..........        63,727
    9,000  Gunma Bank ..........................        41,203
    2,000  Hankyu Department Stores ............        12,025
      600  Hirose Electric Co. .................        40,882
   59,000  Hitachi Ltd. ........................       432,169
    6,000  Hitachi Zosen Corp. .................         2,793
   15,000  Honda Motor Co. Ltd. ................       598,581
    3,000  House Foods Corp. ...................        24,607
    2,300  Hoya Corp. ..........................       137,410
    4,000  Isetan Co., Ltd. ....................        40,989
   33,000  Ishikawajima-Harima Heavy
            Industries Co. .....................        51,366
    7,000  Ito-Yokado Co., Ltd. ................       316,191
   29,000  Itochu Corp. ........................        65,497
   32,000  Japan Airlines Co. Ltd. .............        76,667
   18,000  Japan Energy Corp. ..................        20,189
       27  Japan Tobacco .......................       169,960
    4,000  JGC Corp. ...........................        29,513
   15,000  Joyo Bank ...........................        41,546
   18,000  Kajima Corp. ........................        48,894
    4,000  Kamigumi Co. Ltd. ...................        16,420
    7,000  Kanebo Ltd. .........................        10,682
    8,000  Kaneka Corp. ........................        48,772
   16,300  Kansai Electric Power Co., Inc. .....       233,443
   11,000  Kao Corp. 2 .........................       228,712
    1,000  Katokichi Co., Ltd. .................        15,947
   38,000  Kawasaki Heavy Industries Ltd. ......        34,793
   73,000  Kawasaki Steel Corp. ................        74,081
   11,000  Keihin Electric Express Railway .....        41,630
    4,000  Keio Electric Railway Co. ...........        19,686
      200  Keyence Corp. .......................        33,252
    3,000  Kikkoman ............................        16,229
    6,000  Kinden Corp. ........................        28,063
   31,900  Kinki Nippon Railway ................       102,228
   16,000  Kirin Brewery Co., Ltd. .............       114,390
    3,000  Kokuyo ..............................        25,179
   18,000  Komatsu Ltd. ........................        64,413
    2,000  Komori Corp. ........................        22,570
    2,600  Konami Co. Ltd. .....................        77,171
    6,000  Konica Corp. ........................        35,297
   26,000  Kubota Corp. ........................        68,244
    9,000  Kuraray Co. Ltd. ....................        57,478
    3,000  Kurita Water Industries .............        37,242
    3,300  Kyocera Corp. .......................       215,283
    7,000  Kyowa Hakko Kogyo ...................        33,221
    3,400  Kyushu Electric Power ...............        48,979
   37,000  Marubeni Corp. 2 ....................        22,303
    8,000  Marui Co. Ltd. ......................        94,613
    1,000  Matsushita Communication IND ........        27,087

   SHARES  SECURITY                                      VALUE

   39,000  Matsushita Electric
            Industrial Co. Ltd. 2 ..............  $    500,817
    4,000  Matsushita Electric Work ............        32,931
    8,000  Meiji Seika .........................        32,046
    1,000  Meitec Corp. ........................        24,416
    7,000  Minebea Co. Ltd. ....................        37,708
   41,000  Mitsubishi Chemical Corp. ...........        87,281
   26,000  Mitsubishi Corp. ....................       168,823
   40,000  Mitsubishi Electric Corp. ...........       154,738
   22,000  Mitsubishi Estate Co., Ltd. .........       160,980
    6,000  Mitsubishi Gas Chemical Co. .........         8,378
   63,000  Mitsubishi Heavy Industries Ltd. ....       168,244
    3,000  Mitsubishi Logistics Corp. ..........        21,242
   21,000  Mitsubishi Materials Corp. ..........        28,682
   16,000  Mitsubishi Rayon Co., Ltd. ..........        41,874
       90  Mitsubishi Tokyo
            Financial Group, Inc. ..............       603,617
   30,000  Mitsui & Co. ........................       148,558
   12,000  Mitsui Engineer & Shipbuild 1 .......        11,903
   15,000  Mitsui Fudosan Co. Ltd. .............       114,451
   28,260  Mitsui Marine & Fire Insurance
            Co. Ltd. ...........................       132,610
    8,000  Mitsui Mining & Smelting Co. Ltd. ...        26,248
   14,000  Mitsukoshi Ltd. 2 ...................        39,310
      144  Mizuho Holding ......................       293,362
    2,000  Mori Seiki Co. Ltd. .................        11,979
    4,700  Murata Manufacturing Co. Ltd. .......       281,871
    1,000  Namco Ltd. ..........................        19,075
   31,000  NEC Corp. 2 .........................       316,245
   17,000  New Oji Paper Co. Ltd. ..............        67,580
    6,000  NGK Insulators Ltd. .................        44,453
    4,000  NGK Spark Plug Co. Ltd. .............        28,811
    8,000  Nichirei Corp. ......................        17,763
    1,000  Nidec Corp. .........................        52,648
   12,000  Nikko Cordial Corp. .................        53,563
    6,000  Nikon Corp. .........................        46,193
    2,300  Nintendo Co. Ltd. ...................       402,755
    3,000  Nippon Comsys Ltd. ..................        16,046
   24,000  Nippon Express Co. Ltd. .............        81,489
    5,000  Nippon Meat Packers, Inc. ...........        53,029
   28,000  Nippon Oil Co. Ltd. .................       106,821
    9,000  Nippon Sheet Glass Co. Ltd. .........        28,430
  120,000  Nippon Steel Corp. ..................       173,051
      158  Nippon Telegraph & Telephone Corp. ..       514,772
       19  Nippon Unipac Holding ...............        84,809
   26,000  Nippon Yusen Kabushiki Kaisha .......        78,361
    4,000  Nishimatsu Construction 2 ...........        11,842
   62,000  Nissan Motor Co. Ltd. ...............       328,781
    4,000  Nisshin Flour Milling Co. Ltd. ......        24,111
    2,000  Nisshinbo Industries, Inc. ..........         7,416
    3,000  Nissin Food Products Co. Ltd. .......        58,599
    3,000  Nitto Denko Corp. ...................        69,358
   19,000  NKK Corp. ...........................        13,482
   36,000  Nomura Securities Co. Ltd. ..........       461,468

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       19

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

   12,000  NSK Ltd. ............................  $     41,386
    4,000  NTN Corp. ...........................         6,470
       19  NTT Data Corp. ......................        67,557
       39  NTT DoCoMo, Inc. ....................       458,263
   15,000  Obayashi Corp. ......................        42,576
    5,000  Olympus Optical Co. Ltd. ............        71,914
    6,000  Omron Corp. .........................        80,116
    4,000  Onward Kashiyama Co. Ltd. ...........        38,395
    1,600  Oriental Land Co. Ltd. ..............       109,995
    1,500  Orix Corp. ..........................       134,366
   46,000  Osaka Gas Co. Ltd. ..................       109,858
    3,000  Pioneer Electronic Corp. ............        65,466
    1,700  Promise Co. Ltd. ....................        91,966
    7,000  Ricoh Corp. Ltd. ....................       130,322
    2,200  Rohm Co. Ltd. .......................       285,533
    7,000  Sankyo Co. Ltd. .....................       119,907
    1,000  Sanrio Co. Ltd. .....................         7,897
   33,000  Sanyo Electric Co. Ltd. .............       155,860
    4,000  Sapporo Breweries Ltd. ..............        11,079
    4,400  Secom Co. Ltd. ......................       220,906
    2,700  Sega Enterprises 2 ..................        53,872
    5,000  Seiyu Ltd. ..........................        10,415
   13,000  Sekisui Chemical Co. Ltd. ...........        34,221
   13,000  Sekisui House Ltd. ..................        94,232
    4,000  Seven-Eleven Japan ..................       145,887
   20,000  Sharp Corp. .........................       233,939
      800  Shimamura Co. Ltd. ..................        47,001
    3,000  Shimano, Inc. 2 .....................        34,107
   15,000  Shimizu Corp. .......................        50,816
    8,000  Shin-Etsu Chemical Co. Ltd. .........       287,502
    6,000  Shiongi & Co. Ltd. ..................       102,548
    7,000  Shiseido Co. Ltd. ...................        64,680
   14,000  Shizuoka Bank .......................       105,967
   12,000  Showa Denko K.K. ....................        12,819
    7,000  Showa Shell Sekiyu K.K. .............        37,174
    2,000  Skylark .............................        33,572
    1,200  SMC Corp. ...........................       122,143
    3,000  Snow Brand Milk Products ............         4,967
    6,300  Softbank Corp. 2 ....................       101,908
   17,100  Sony Corp. ..........................       781,543
   89,600  Sumitomo Bank Ltd. ..................       379,429
   32,000  Sumitomo Chemical Co. ...............       108,653
   17,000  Sumitomo Corp. ......................        77,957
   12,000  Sumitomo Electric Industries ........        83,778
    2,000  Sumitomo Forestry Co. ...............        10,499
   17,000  Sumitomo Heavy Industries Ltd. ......         9,080
   44,000  Sumitomo Metal Industries Ltd. ......        14,100
   10,000  Sumitomo Metal Mining Co. ...........        33,344
   11,000  Sumitomo Osaka Cement Co. Ltd. ......        16,031
    2,000  Sumitomo Realty & Development .......         9,156
    8,000  Sumitomo Trust & Banking ............        32,474
   23,000  Taisei Corp. ........................        49,840
    6,000  Taisho Pharmaceutical Co. ...........        94,308

   SHARES  SECURITY                                      VALUE

    2,000  Taiyo Yuden Co. Ltd. ................  $     30,291
    4,000  Takara Shuzo Co. Ltd. ...............        33,633
    8,000  Takashimaya Co. Ltd. ................        47,185
   16,000  Takeda Chemical Industries ..........       723,943
    2,200  Takefuji Corp. ......................       159,133
    1,000  TDK Corp. ...........................        47,154
   21,000  Teijin Ltd. .........................        80,597
    4,000  Teikoku Oil Co. Ltd. ................        14,619
    4,900  Terumo Corp. ........................        63,484
   19,000  Tobu Railway Co. Ltd. ...............        50,015
    5,000  Toda Corp. ..........................        13,734
      400  Toho Co. ............................        43,278
    9,500  Tohoku Electric Power ...............       130,330
   26,000  Tokio Marine & Fire Insurance Co. ...       190,050
    2,000  Tokoyo Style Co. Ltd. ...............        17,152
    1,000  Tokyo Broadcasting System ...........        15,184
   25,200  Tokyo Electric Power Co. ............       536,457
    3,400  Tokyo Electron Ltd. .................       166,809
   53,000  Tokyo Gas Co. Ltd. ..................       141,943
   21,000  Tokyu Corp. 2 .......................        63,292
    2,000  TonenGeneral Sekiyu KK ..............        12,895
   14,000  Toppan Printing Co. Ltd. ............       129,147
   31,000  Toray Industries, Inc. ..............        74,981
   61,000  Toshiba Corp. .......................       209,446
   14,000  Tosoh Corp. .........................        27,239
    5,848  Tostem Corp. ........................        79,113
    9,000  Toto Ltd. ...........................        42,919
    4,000  Toyo Seikan Kaisha ..................        51,091
   19,000  Toyobo Ltd. .........................        23,775
    1,000  Toyoda Automatic Loom Works .........        14,573
   57,500  Toyota Motor Corp. ..................     1,456,585
      600  Trans Cosmos Ltd. ...................        15,611
    1,000  Trend Micro Inc. 1 ..................        23,653
   11,000  Ube Industries Ltd. .................        10,827
       23  UFJ Holdings Inc. ...................        50,717
    1,300  Uni-Charm Corp. .....................        27,178
    5,000  Uny Co. Ltd. ........................        50,816
    4,000  Wacoal Corp. ........................        31,863
        9  West Japan Railway Co. ..............        40,241
    1,200  World Co. Ltd. ......................        36,167
    4,000  Yakult Honsha .......................        29,910
    3,000  Yamaha Corp. ........................        22,204
   14,000  Yamaichi Securities Co. Ltd. 1 ......            --
    7,000  Yamanouchi Pharmaceutical Co. Ltd. ..       184,801
    8,000  Yamato Transport Co. Ltd. 2 .........       150,771
    6,000  Yamazaki Baking Co. Ltd. ............        32,916
    6,000  Yasuda Fire & Marine Insurance
            Co. Ltd. ...........................        34,335
    4,000  Yokogawa Electric Corp. .............        31,894
                                                  ------------
                                                    26,099,168
                                                  ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       20

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           NETHERLANDS--5.71%
   22,288  Aegon NV ............................  $    603,279
    5,602  Akzo Nobel ..........................       250,142
   28,699  Algemene Bank Nederland NV ..........       462,252
    8,835  ASM Lithography Holding NV 1 ........       153,554
    2,439  Buhrmann NV .........................        26,776
   14,084  Elsevier NV .........................       166,532
   19,017  Fortis NV ...........................       493,576
    8,540  Getronics NV ........................        27,678
    2,380  Hagemeyer NV ........................        44,501
    5,895  Heineken NV .........................       223,545
      385  IHC Caland NV .......................        17,997
   36,670  ING Groep NV ........................       935,098
      612  KLM NV ..............................         7,051
   15,197  Koninklijke Ahold NV ................       442,194
   30,909  Koninklijke KPN NV ..................       157,143
      726  Numico Kon NV .......................        16,923
    1,030  Oce NV ..............................        10,336
   25,780  Phillips Electronics NV .............       766,201
    2,779  Qiagen NV ...........................        52,333
   41,606  Royal Dutch Petroleum Co. ...........     2,107,860
    7,978  TNT Post Group NV ...................       172,613
   11,241  Unilever NV .........................       659,074
    2,401  Vedior NV ...........................        28,796
    1,327  Vendex KBB NV .......................        15,100
    2,023  Ver Ned .............................        62,160
    5,769  Wolters Kluwer NV--CVA ..............       131,496
                                                  ------------
                                                     8,034,210
                                                  ------------

           NEW ZEALAND--0.12%
    7,311  Auckland International Airport Ltd. .        11,020
   34,199  Carter Holt Harvey Ltd. .............        24,209
   14,734  Contact Energy Ltd. .................        24,418
      978  Fisher & Paykel Appliances
            Holdings Ltd. 1 ....................         4,113
      939  Fisher & Paykel Healthcare Corp. ....         6,686
    3,192  Fletcher Building Ltd. ..............         3,190
      317  Fletcher Challenge Forests Ltd. 1 ...            29
   35,898  Telecom Corp. of New Zealand ........        74,740
    6,760  Warehouse Group Limited .............        18,578
                                                  ------------
                                                       166,983
                                                  ------------

           NORWAY--0.48%
    1,200  Bergesen DY A/S .....................        20,514
   13,300  Den Norske Bank ASA .................        59,907
      800  Elkem ASA ...........................        13,379
    1,200  Frontline Ltd. 1 ....................        12,442
      500  Gjensidige NOR Sparebank ............        15,163
      991  Kvaerner ASA ........................           956
    1,742  Kvaerner ASA Rts ....................           126
    2,800  Merkantildata AS ....................         3,309
    2,350  Nera ASA ............................         5,083

   SHARES  SECURITY                                      VALUE

    4,200  Norsk Hydro ASA .....................  $    176,068
    2,250  Norske Skogindustrier A.S. ..........        42,269
      265  Opticom ASA .........................        10,873
    4,414  Orkla ASA--A ........................        74,803
    2,250  Petroleum Geo-Services ASA 1 ........        17,435
    1,550  Schibsted ASA .......................        14,948
      800  Smedvig A/S .........................         6,511
    9,350  Statoil ASA .........................        64,110
    1,150  Tandberg ASA 1 ......................        25,643
   11,550  Telenor ASA 1 .......................        49,706
    4,100  Tomra Systems ASA ...................        39,312
    5,350  Uni-Storebrand ASA ..................        31,017
                                                  ------------
                                                       683,574
                                                  ------------

           PORTUGAL--0.44%
   38,741  Banco Comercial Portugues, SA .......       156,948
    3,175  Banco Espirito Santo e Comercial
            de Lisboa, SA ......................        40,906
   10,931  BPI SGPS SA .........................        21,996
    9,524  Brisa-Auto Estradas de Portugal SA ..        40,364
    1,991  Cimentos de Portugal ................        34,923
   50,794  Electricidade de Portugal ...........       110,351
    1,925  Jeronimo Martins, SGPS, SA ..........        15,854
   22,113  Portugal Telecom SA .................       172,278
   32,344  Sonae SGPS, SA ......................        23,327
                                                  ------------
                                                       616,947
                                                  ------------

           SINGAPORE--0.81%
   34,750  Capitaland 1 ........................        35,192
   18,000  Chartered Semiconductor
            Manufacturing Ltd. 1,2 .............        47,766
   14,000  City Developments Ltd. ..............        45,871
    2,000  Creative Technology Ltd. ............        16,030
    2,069  Cycle & Carriage Ltd. ...............         3,451
   23,513  DBS Group Holdings Ltd. .............       175,727
    6,000  Fraser & Neave Ltd. .................        24,695
    3,000  Haw Par Corp. Ltd. ..................         6,596
    7,000  Hotel Properties Ltd. ...............         4,852
   14,750  Keppel Corp. Ltd. ...................        22,686
   23,000  Neptune Orient Lines Ltd. 1 .........        12,082
   23,337  Oversea--Chinese
            Banking Corp., Ltd. ................       139,024
    3,000  Overseas Union Enterprise, Ltd. .....        10,398
    8,000  Parkway Holdings Ltd. ...............         4,159
   28,329  SembCorp Industries Ltd. ............        24,547
   18,000  Singapore Airlines Ltd. .............       107,230
    7,296  Singapore Press Holdings Ltd. .......        86,138
   47,000  Singapore Technologies
            Industrial Corp. ...................        59,816
  122,000  Singapore Telecommunications Ltd. ...       116,285
   35,448  United Overseas Bank Ltd. ...........       172,255
    4,000  Venture Manufacturing
            Singapore Ltd. .....................        28,811
                                                  ------------
                                                     1,143,611
                                                  ------------

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       21

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE

           SPAIN--3.06%
    1,266  Acerinox SA .........................  $     42,327
    1,556  ACS, Actividades Cons y Serv 2 ......        37,961
    4,734  Autopistas Concesionaria
            Espanola SA ........................        47,166
   62,603  Banco Bilbao Vizcaya SA .............       774,789
   84,887  Banco Santander Central Hispano SA ..       711,221
    4,653  Corp Mapfre SA ......................        26,970
   19,703  Endesa SA ...........................       308,232
    1,824  Fomento de Construcciones y
            Contrates SA .......................        37,759
    5,701  Gas Natural SDG- E ..................        94,922
    2,347  General de Aguas de Barcelona .......        29,256
    3,797  Grupo Dragados SA ...................        50,813
    1,256  Grupo Prisa .........................        11,742
   16,777  Iberdrola SA ........................       218,391
    4,370  Inditex .............................        83,305
    1,200  Metrovacesa S.A. ....................        16,561
   21,524  Repsol SA ...........................       313,914
    4,137  Sol Melia SA ........................        31,457
    6,273  Tabacalera SA--A ....................       106,680
   86,941  Telefonica SA .......................     1,163,475
    1,789  Telepizza SA 1 ......................         2,772
    3,397  Terra Networks SA ...................        27,826
    6,227  Union Electrica Fenosa SA ...........       100,797
    3,907  Vallehermoso SA .....................        24,316
    4,528  Zeltia SA ...........................        35,236
                                                  ------------
                                                     4,297,888
                                                  ------------

           SWEDEN--2.46%
    4,472  ABB Ltd. ............................        43,059
    6,400  Assa Abloy AB .......................        92,129
    6,372  AstraZeneca Group PLC ...............       292,185
    2,671  Atlas Copco AB--A ...................        59,711
    1,442  Atlas Copco AB--B ...................        30,312
    2,800  Drott AB--B .........................        28,828
    7,300  Electrolux AB--B ....................       108,912
  156,800  Ericsson LM--B ......................       852,037
    2,300  Gambro AB ...........................        14,471
    4,600  Gambro AB--A ........................        28,723
   12,800  Hennes & Mauritz AB--B ..............       264,793
      600  Holmen AB ...........................        13,642
    1,100  Modern Times Group AB 1,2 ...........        24,224
   52,614  Nordic Baltic Holding AB ............       278,376
    1,600  Om Gruppen AB .......................        21,049
    5,200  Sandvik AB ..........................       111,290
      400  Sapa AB .............................         5,491
    1,300  SAS AB 1 ............................         8,427
    6,900  Securitas AB--B .....................       130,900
   19,100  Skandia Forsakrings AB ..............       138,383
   12,860  Skandinaviska Enskilda Banken--A ....       117,080
    8,100  Skanska B ...........................        52,895
    1,400  SKF AB--B 2 .........................        27,494

   SHARES  SECURITY                                      VALUE

    4,066  Svenska Cellulosa AB--B .............  $    111,247
      700  Svenska Handelsbanken ...............         9,743
   12,200  Svenska Handelsbanken AB--A .........       179,109
    1,600  Svenskt Stal AB .....................        15,634
    7,865  Swedish Match AB ....................        41,613
    2,200  Tele2 1 .............................        79,278
   24,100  Telia AB 1 ..........................       107,293
    2,100  Trelleborg AB--B ....................        16,116
    2,610  Volvo AB--A 2 .......................        42,174
    5,780  Volvo AB--B 2 .......................        96,979
    7,200  WM-Data AB B Shares .................        18,052
                                                  ------------
                                                     3,461,649
                                                  ------------

           SWITZERLAND--6.84%
   19,860  ABB Ltd. ............................       191,388
    2,900  Adecco SA ...........................       157,638
      100  Charles Voegele Holding AG ..........         3,840
      400  Ciba Spezialitaten ..................        24,996
    4,500  Cie Financiere Richemont--Uts .......        83,615
      400  Clariant AG .........................         7,529
   22,540  Credit Suisse Group .................       961,177
      182  Givaudan Reg 1 ......................        55,467
      605  Holcim Ltd ..........................       130,453
      900  Kudelski SA .........................        52,581
    1,000  Logitech International SA ...........        36,590
      105  Lonza AG ............................        68,617
    7,760  Nestle SA ...........................     1,654,554
   56,540  Novartis AG .........................     2,043,258
   16,000  Roche Holding AG ....................     1,164,103
       60  Serono SA ...........................        52,364
      115  SGS Societe Generale ................        18,459
      105  Sulzer AG ...........................        16,127
      210  Sulzer Medica AG ....................         8,854
    3,850  Swatch Group AG .....................       128,849
    1,010  Swisscom AG .........................       279,831
    5,800  Swiss Reinsurance ...................       583,392
    2,374  Syngenta AG .........................       122,969
       30  Synthes-Stratec Inc. ................        20,888
   26,048  UBS AG-Registered ...................     1,314,724
      276  Unaxis Holding AG 1 .................        29,756
       90  Valora Holding AG ...................        13,091
    1,674  Zurich Financial Services AG 1 ......       392,716
                                                  ------------
                                                     9,617,826
                                                  ------------

           UNITED KINGDOM--23.21%
   12,602  3i Group PLC ........................       156,633
    8,124  Airtours PLC ........................        29,057
    6,741  AMEC PLC ............................        38,606
   15,327  Amvescap PLC ........................       222,402
   22,744  ARM Holdings PLC 1 ..................       119,498
    5,094  AWG PLC .............................        39,627
    3,063  Balfour Beatty PLC ..................         7,701

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       22

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF PORTFOLIO INVESTMENTS December 31, 2001



   SHARES  SECURITY                                      VALUE


   32,639  Barclays PLC ........................  $  1,080,698
    7,606  Barratt Developments PLC ............        46,715
   15,098  BBA Group PLC .......................        61,746
    5,039  Berkeley Group PLC ..................        51,813
   69,115  BG Group PLC ........................       279,140
   22,317  BHP Billiton PLC ....................       112,707
   10,229  BOC Group PLC .......................       158,700
   18,619  Boots Co. PLC .......................       158,796
  439,687  BP Amoco PLC ........................     3,410,806
   17,486  Brambles Industries PLC .............        86,528
   45,546  British Aerospace PLC ...............       204,996
   21,603  British Airport Authority ...........       174,027
   24,935  British Airways PLC .................        71,402
   38,420  British American Tobacco ............       326,835
   10,726  British Land Co. PLC ................        72,668
   27,749  British Sky Broadcasting Group
            PLC 1 ..............................       303,503
  168,437  BT Group PLC ........................       620,218
    1,595  BTG PLC 1 ...........................        17,143
    9,560  Bunzl PLC ...........................        60,768
   27,630  Cable & Wireless PLC ................       132,603
   42,346  Cadbury Schweppes PLC ...............       270,714
   16,108  Canary Wharf Group ..................       104,501
   15,710  Capita Group PLC ....................       110,379
    2,073  Caradon PLC .........................         3,817
   13,675  Carlton Communications PLC ..........        48,861
    5,431  Celltech Group PLC 1 ................        68,175
   78,752  Centrica PLC ........................       253,876
   44,150  CGU PLC .............................       540,718
   21,951  Chubb PLC 1 .........................        54,711
   11,869  CMG PLC .............................        41,717
   43,456  Compass Group PLC ...................       322,241
   72,989  Corus Group PLC .....................        75,954
    2,196  Daily Mail & General ................        20,759
   66,433  Diageo PLC ..........................       758,513
   40,902  Dixons Group PLC ....................       139,894
   10,920  Electrocomponents PLC ...............        85,505
   16,864  EMI Group PLC .......................        87,991
    7,154  Exel PLC ............................        81,422
   15,336  FKI PLC .............................        41,013
   16,396  GKN PLC .............................        63,237
  122,222  Glaxosmithkline PLC 1 ...............     3,063,154
   58,945  Granada Compass PLC 1 ...............       123,108
   19,711  Great Universal Stores PLC ..........       183,744
    4,869  Hammerson PLC .......................        31,428
   15,355  Hanson PLC ..........................       105,091
   39,727  Hays PLC ............................       120,987
   69,752  HBOS PLC ............................       808,083
   32,155  Hilton Group PLC ....................        99,447
  183,224  HSBC Holdings PLC ...................     2,146,666
   14,814  Imperial Chemical Industries PLC ....        81,445
    4,643  Imperial Tobacco Group ..............        61,324
    4,770  Johnson Matthey PLC .................        64,772

   SHARES  SECURITY                                      VALUE

   11,654  Kidde PLC 1 .........................  $     11,449
   26,701  Kingfisher PLC ......................       155,833
   10,852  Land Securities PLC .................       122,720
   75,652  Lattice Group PLC 1 .................       169,562
  100,959  Legal & General Group PLC ...........       232,160
  108,844  Lloyds TSB Group PLC ................     1,177,008
    8,755  Logica PLC ..........................        81,231
    1,942  Man Group PLC .......................        33,352
   55,261  Marconi PLC .........................        32,774
   55,862  Marks & Spencer PLC .................       296,753
   12,838  Misys PLC ...........................        60,258
   29,163  National Grid Group PLC .............       181,449
   26,682  National Power PLC ..................        78,249
    2,712  Next PLC ............................        35,464
   13,198  Nycomed Amersham PLC ................       126,584
   14,533  P&O Princess Cruises ................        84,395
   16,532  Pearson PLC .........................       189,479
   11,482  Peninsular & Orient Steam
            Navigation Co. .....................        39,271
   21,589  Pilkington PLC ......................        35,034
    4,431  Provident Financial PLC .............        42,305
   39,008  Prudential Corp. PLC ................       448,221
   10,291  Railtrack Group PLC .................            --
   10,330  Rank Group PLC ......................        34,504
    5,244  Reckitt Benckiser PLC ...............        76,856
   26,791  Reed International PLC ..............       220,695
   42,526  Rentokil Initial PLC ................       169,587
   28,020  Reuters Group PLC ...................       276,289
   10,576  Rexam PLC ...........................        58,953
   20,850  Rio Tinto PLC .......................       399,041
    5,472  RMC Group PLC .......................        49,178
   13,344  Royal & Sun Alliance Insurance
            Group PLC ..........................        76,859
   53,053  Royal Bank of Scotland Group PLC ....     1,291,018
    8,953  Safeway PLC .........................        41,436
   26,560  Sage Group PLC (The) ................        88,522
   32,184  Sainsbury (J.) PLC ..................       171,906
    5,412  Scottish & Newcastle PLC ............        41,550
    7,953  Scottish & Southern Energy PLC ......        71,012
   38,193  Scottish Power PLC ..................       211,090
    2,604  Severn Trent PLC ....................        26,908
   95,519  Shell Transport & Trading Co. PLC ...       660,691
    5,096  Shroders PLC ........................        63,933
   72,278  Siebe PLC ...........................       126,759
   17,926  Six Continents PLC ..................       176,106
   11,274  Slough Estates PLC ..................        54,394
   21,280  Smith & Nephew PLC ..................       128,685
   11,502  Smiths Industries PLC ...............       113,415
    2,930  SSL International PLC ...............        23,134
   22,321  Stagecoach Holdings PLC .............        23,715
    8,242  Tate & Lyle PLC .....................        41,684
   11,671  Taylor Woodrow PLC ..................        28,707

See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       23

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2001



  SHARES  SECURITY                                      VALUE


  136,422  Tesco PLC ...........................  $    493,398
   11,991  Ti Group ............................            --
   57,032  Unilever PLC ........................       464,829
   11,386  United Utilities PLC ................       101,251
1,334,413  Vodafone Group ......................     3,486,109
   13,293  Wolseley PLC ........................       111,728
   21,314  WPP Group PLC .......................       234,516
   27,939  Zeneca Group PLC ....................     1,261,766
                                                  ------------
                                                    32,642,358
                                                  ------------
TOTAL COMMON STOCKS
   (Cost $138,432,626) .........................   129,628,426
                                                  ------------

           PREFERRED STOCKS--0.30%
           AUSTRALIA--0.19%
   39,233  News Corp. Ltd. .....................       262,083
                                                  ------------
           GERMANY--0.09%
      950  Hugo Boss AG ........................        19,793
       50  Porsche AG ..........................        19,099
    3,089  Prosieben SAT.1 Media AG ............        14,989
    2,050  Volkswagen AG .......................        63,246
      150  Wella AG ............................         7,573
                                                  ------------
                                                       124,700
                                                  ------------
           ITALY--0.02%
    2,710  Fiat SPA ............................        29,920
                                                  ------------
TOTAL PREFERRED STOCKS
   (Cost $509,137) .............................      416,703
                                                  ------------




 PRINCIPAL
   AMOUNT/
    SHARES SECURITY                                      VALUE

            SHORT-TERM INSTRUMENT--0.34%
            US TREASURY BILL--0.34%
$  475,000   5.15%, 1/17/02 3 ..................  $    474,546
                                                  ------------
TOTAL SHORT-TERM INSTRUMENT
   (Cost $474,546) .............................       474,546
                                                  ------------
TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS
   (Cost $139,416,309) .........................   130,519,675
                                                  ------------

           INVESTMENTS IN AFFILIATED
           INVESTMENT COMPANIES--1.64%
 2,314,754 Institutional Daily Assets Fund
           (Note 2) ............................     2,314,754
                                                  ------------
TOTAL INVESTMENTS IN AFFILIATED
INVESTMENT COMPANIES
   (Cost $2,314,754) ...........................     2,314,754
                                                  ------------
TOTAL INVESTMENTS
   (Cost $141,731,063) 4 ........  94.45%         $132,834,429

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...............   5.55             7,809,049
                                  ------          ------------
NET ASSETS ...................... 100.00%         $140,643,478
                                  ======          ============

--------------------------------------------------------------------------------
1 Non-income producing security.
2 All or a portion of this security was on loan (see Note 7). The value of all securities loaned at December 31, 2001 amounted to $2,184,167.
3 Held as collateral by broker for foreign futures contracts.
4 Aggregate cost for federal tax purposes is $146,119,312.





 SECTOR ALLOCATION (unaudited)
 As of December 31, 2001
 (percentages are based on market value of total investments in the Portfolio)

   Financials ................................   24.69%
   Consumer Discretionary ....................   13.72
   Health Care ...............................   10.30
   Industrials ...............................    9.21
   Telecommunication Services ................    8.50
   Information Technology ....................    7.96
   Consumer Staples ..........................    7.82
   Energy ....................................    7.80
   Materials .................................    5.46
   Utilities .................................    4.54
                                                ------
 .............................................  100.00%
                                                ======


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       24

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES



                                                                                                DECEMBER 31, 2001

ASSETS
   Investments in unaffiliated issuers, at value (cost $139,416,309) .............................   $130,519,675
   Investments in affiliated investment companies, at value (cost $2,314,754) ....................      2,314,754
                                                                                                     ------------
Total investments, at value ......................................................................    132,834,429
                                                                                                     ------------
   Cash 1 ........................................................................................      1,632,674
   Receivable for shares of beneficial interest subscribed .......................................        122,939
   Receivable for foreign taxes withheld .........................................................        113,593
   Receivable for securities sold ................................................................     10,077,021
   Dividends and interest receivable .............................................................         83,463
   Unrealized appreciation on forward foreign currency contracts .................................         18,588
   Prepaid expenses and other ....................................................................            807
                                                                                                     ------------
Total assets .....................................................................................    144,883,514
                                                                                                     ------------
LIABILITIES
   Payable for collateral under securities lending agreement .....................................      2,314,754
   Payable for securities purchased ..............................................................        371,174
   Unrealized depreciation on forward foreign currency contracts .................................        108,895
   Variation margin payable on futures contracts .................................................         47,549
   Due to advisor ................................................................................         33,315
   Due to custodian ..............................................................................      1,333,363
   Accrued expenses and other ....................................................................         30,986
                                                                                                     ------------
Total liabilities ................................................................................      4,240,036
                                                                                                     ------------
NET ASSETS .......................................................................................   $140,643,478
                                                                                                     ============
COMPOSITION OF NET ASSETS
   Paid-in capital ...............................................................................   $149,433,537
   Net unrealized depreciation on investments and foreign currencies .............................     (8,790,059)
                                                                                                     ------------
NET ASSETS .......................................................................................   $140,643,478
                                                                                                     ============

--------------------------------------------------------------------------------
1 Includes foreign cash of $354,752 with a cost of $354,022, and segregated cash of $1,277,922 to cover margin requirements on foreign futures contracts.


See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       25

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS



                                                                                               FOR THE YEAR ENDED
                                                                                                DECEMBER 31, 2001

INVESTMENT INCOME
   Dividends (net of foreign withholding tax of $331,172) .........................................  $  2,755,366
   Dividends from affiliated issuers ..............................................................       438,780
   Interest .......................................................................................        71,499
   Securities lending income ......................................................................        98,266
                                                                                                     ------------
Total investment income ...........................................................................     3,363,911
                                                                                                     ------------
EXPENSES
   Advisory fees ..................................................................................       390,480
   Administration and services fees ...............................................................       162,273
   Pricing fees ...................................................................................        84,036
   Professional fees ..............................................................................        32,500
   Trustees fees ..................................................................................        10,625
   Miscellaneous ..................................................................................         8,275
                                                                                                     ------------
Total expenses ....................................................................................       688,189
Less: fee waivers and/or expense reimbursements ...................................................      (120,212)
                                                                                                     ------------
Net expenses ......................................................................................       567,977
                                                                                                     ------------
NET INVESTMENT INCOME .............................................................................     2,795,934
                                                                                                     ------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES
   Net realized loss from:
     Investment transactions ......................................................................   (18,068,216)
     Foreign currency transactions ................................................................      (189,195)
     Foreign futures transactions .................................................................    (3,151,641)
     Forward foreign currency transactions ........................................................      (189,978)
   Net change in unrealized appreciation/depreciation on investments
     and foreign currencies .......................................................................   (22,205,182)
                                                                                                     ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS AND FOREIGN CURRENCIES ............................   (43,804,212)
                                                                                                     ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ........................................................  $(41,008,278)
                                                                                                     ============



See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       26

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                                    2001                    2000

INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ...............................................   $   2,795,934           $   3,009,862
   Net realized loss from investments
     and foreign currencies ............................................     (21,599,030)            (20,644,898)
   Net change in unrealized appreciation/depreciation
     on investments and foreign currencies .............................     (22,205,182)            (14,511,586)
                                                                           -------------           -------------
Net decrease in net assets from operations .............................     (41,008,278)            (32,146,622)
                                                                           -------------           -------------
CAPITAL TRANSACTIONS
   Proceeds from capital invested ......................................     148,330,888             239,279,167
   Value of capital withdrawn ..........................................    (139,119,170)           (154,856,051)
                                                                           -------------           -------------
Net increase in net assets from capital transactions ...................       9,211,718              84,423,116
                                                                           -------------           -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS ................................     (31,796,560)             52,276,494
NET ASSETS
   Beginning of year ...................................................     172,440,038             120,163,544
                                                                           -------------           -------------
   End of year .........................................................   $ 140,643,478           $ 172,440,038
                                                                           =============           =============







See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       27

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


                                                                                   FOR THE YEARS ENDED DECEMBER 31,
                                                         2001         2000          1999          1998         1997

SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................  $140,643     $172,440      $120,164       $42,205      $36,732
   Ratios to average net assets:
     Net investment income ........................      1.73%        1.64%         1.61%         1.60%        1.74%
     Expenses after waivers
        and/or reimbursements .....................      0.35%        0.35%         0.35%         0.35%        0.35%
     Expenses before waivers
        and/or reimbursements .....................      0.42%        0.46%         0.40%         0.41%        0.41%
   Portfolio turnover rate ........................        26%          52%            4%           12%          44%






See Notes to Financial Statements.
--------------------------------------------------------------------------------
                                       28

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 1--ORGANIZATION AND SIGNIFICANT
        ACCOUNTING POLICIES
A. ORGANIZATION
The EAFE(R) Equity Index Portfolio (the `Portfolio'), a series of BT Investment Portfolios, is registered under the Investment Company Act of 1940 (the `Act'), as amended, as a diversified, open-end management investment company. BT Investment Portfolios is organized as a business trust under the laws of the state of New York.

Details concerning the Portfolio's investment objective and policies and the risk factors associated with the Portfolio's investments are described in the Portfolio's Prospectus and Statement of Additional Information.

B. VALUATION OF SECURITIES
The Portfolio values its investments at market value.

When valuing listed equity securities, the Portfolio uses the last sale price prior to the calculation of the Portfolio's net asset value. When valuing equity securities that are not listed or that are listed but have not traded, the Portfolio uses the bid price in the over-the-counter market.

When valuing short-term securities that mature within sixty days, the Portfolio uses amortized cost.

When valuing securities for which market quotations are not readily available or for which the market quotations that are available are considered unreliable, the Portfolio determines a fair value in good faith under procedures established by and under the general supervision of the Board of Trustees. The Portfolio may use these procedures to establish the fair value of securities when, for example, a significant event occurs between the time the market closes and the time the Portfolio values its investments. After consideration of various factors, the Portfolio may value the securities at their last reported price or at fair value. On December 31, 2001, the Portfolio had no fair valued securities.

C. SECURITIES TRANSACTION AND INVESTMENT INCOME
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income, net of any foreign taxes withheld, is recorded on the ex-dividend date or, in the case of certain foreign securities, upon receipt of ex-dividend notification. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

D. FEDERAL INCOME TAXES
The Portfolio is considered a Partnership under the Internal Revenue Code. Therefore, no federal income tax provision is necessary.

E. FOREIGN CURRENCY TRANSLATION
The Portfolio maintains its accounting records in US dollars. The Portfolio determines the US dollar value of foreign currency denominated assets, liabilities and transactions by using prevailing exchange rates. In valuing assets and liabilities, the Portfolio uses the prevailing exchange rate on the valuation date. In valuing securities transactions, the receipt of income and the payment of expenses, the Portfolio uses the prevailing exchange rate on the transaction date.

Net realized and unrealized gains and losses on foreign currency translation shown on the Portfolio's financial statements result from the sale of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio's books and the US dollar equivalent of the amounts actually received or paid.




--------------------------------------------------------------------------------
                                       29

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


When calculating realized and unrealized gains or losses on investments in equity securities, the Portfolio does not separate the gain or loss attributable to changes in the foreign currency price of the security from the gain or loss attributable to the change in the US dollar value of the foreign currency.

F. FORWARD FOREIGN CURRENCY CONTRACTS
The Portfolio may use forward foreign currency contracts to manage foreign exchange rate risk. The Portfolio may use these contracts to fix the US dollar value of a securities transaction for the period between the date of the transaction and the date the security is received or delivered or to hedge the US dollar value of securities it already owns. The use of forward foreign currency contracts does not eliminate fluctuations in the prices of the underlying securities, but does establish a rate of exchange that can be achieved in the future. The Portfolio determines the net US dollar value of forward foreign currency contracts using prevailing exchange rates.

G. FUTURES CONTRACTS
The Portfolio may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Portfolio agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date. The Portfolio's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Portfolio.

When the Portfolio enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Portfolio may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Portfolio records these payments as unrealized gains or losses. When entering into a closing transaction, the Portfolio realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

H. SECURITIES LENDING
The Portfolio may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Portfolio may invest the cash collateral in an affiliated money market fund. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. The fees earned for lending securities may be shared with an affiliate regardless of whether or not the cash collateral is invested in an affiliated money market fund. Either the Portfolio or the borrower may terminate the loan.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTION
        WITH AFFILIATES
Deutsche Asset Management, Inc., (`DeAM, Inc.') an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Advisor. The Portfolio pays the Advisor an annual fee based on its average daily net assets which is calculated daily and paid monthly at the annual rate of 0.25%. These fees are not charged on assets invested in affiliated money market funds. Prior to April 30, 2001, Bankers Trust Company served as the investment advisor to the Portfolio under the same fee structure.

The Advisor and Administrator have contractually agreed to waive their fees and/or reimburse expenses of the Fund through April 30, 2003, to the extent necessary, to limit all expenses to 0.40% of the Fund's average daily net assets, including expenses of the Portfolio.



--------------------------------------------------------------------------------
                                       30

EAFE(R)Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


Investment Company Capital Corp. (`ICCC'), an indirect, wholly owned subsidiary of Deutsche Bank AG, is the Portfolio's Administrator. The Portfolio pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly at an annual rate of 0.10%. Prior to July 1, 2001,Bankers Trust Company served as the administrator to the Portfolio under the same fee structure.

The Portfolio may invest in Cash Management Fund Institutional, an open-end management investment company managed by DeAM, Inc..

The Portfolio may invest cash collateral from its securities lending transactions in affiliated money market funds and may pay fees generated from those investments to Bankers Trust Company and/or Deutsche Bank AG. For the year ended December 31, 2001,Deutsche BankAG has been compensated approximately $32,757 for these services.

Certain officers and directors of the Portfolio are also officers or directors of ICCC or affiliated with Deutsche Bank AG. These persons are not paid by the Portfolio for serving in these capacities.

NOTE 3--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than US Government and short-term obligations, for the year ended December 31, 2001, were $47,705,599 and $38,734,395, respectively.

At December 31, 2001, the net unrealized appreciation from investments for those securities having an excess of value over cost and net unrealized depreciation from investments for those securities having an excess of cost over value (based on cost for federal income tax purposes) was $11,422,240 and $24,707,123, respectively.

NOTE 4--LINE OF CREDIT AGREEMENT
The Portfolio participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 26, 2002. A commitment fee is apportioned among the participants based on their relative net assets. The Portfolio did not borrow during the period.







--------------------------------------------------------------------------------
                                       31

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS


NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
As of December 31, 2001, the Portfolio had the following open forward foreign currency contracts outstanding:

                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract       Depreciation
Contracts to Deliver                      In Exchange For     Settlement Date       Value (US$)              (US$)
-------------------------------------------------------------------------------------------------------------------
Sales
-------------------------------------------------------------------------------------------------------------------
Australian Dollar     1,734,000      US Dollars    $  884,340          1/2/02        $  887,614           $ (3,274)
British Pound         1,750,000      US Dollars     2,531,375          1/2/02         2,546,973            (15,598)
Euro                  3,900,000      US Dollars     3,434,730          1/3/02         3,472,466            (37,736)
Hong Kong Dollar      1,595,000      US Dollars       204,537          1/2/02           204,544                 (7)
Japanese Yen        300,000,000      US Dollars     2,288,679          1/7/02         2,289,028               (349)
Norwegian Krone         237,000      US Dollars        26,231          1/3/02            26,424               (193)
Singapore Dollar        100,000      US Dollars        54,028          1/2/02            54,156               (128)
Swedish Krona           515,000      US Dollars        48,691          1/3/02            49,096               (405)
Swiss Franc           1,244,000      US Dollars       739,684          1/4/02           749,267             (9,583)
-------------------------------------------------------------------------------------------------------------------
                                                                                    Total Sales           $(67,273)
-------------------------------------------------------------------------------------------------------------------
Purchases
-------------------------------------------------------------------------------------------------------------------
British Pound           700,000      US Dollars    $1,002,971          1/15/02       $1,018,789           $ 15,818
Danish Krone            470,000      US Dollars        55,667          1/2/02            56,285                618
Euro                  2,000,000      US Dollars     1,778,600          1/15/02        1,780,752              2,152
Japanese Yen        130,000,000      US Dollars     1,033,534          1/15/02          991,912            (41,622)
-------------------------------------------------------------------------------------------------------------------
                                                                                Total Purchases           $(23,034)
-------------------------------------------------------------------------------------------------------------------
                                                                Total Net Unrealized Depreciation         $(90,307)
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
NOTE 6--FUTURES CONTRACTS
A summary of obligations under these financial instruments at December 31, 2001 is as follows:

                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                                      Depreciation
Type of Futures                          Expiration          Contracts           Position                  (U.S.$)
------------------------------------------------------------------------------------------------------------------

CAC 40 Index Futures                    March 2002                  32              Long                 $ 33,286
Nikkei 225 Index Futures                March 2002                  19              Long                   (1,439)
Hang Sang Index Futures               January 2002                   5              Long                    5,630
Topix Index Futures                     March 2002                  23              Long                   44,530
IBEX Index Futures                    January 2002                   5              Long                    1,817
FTSE 100 Index Futures                  March 2002                  46              Long                   16,196
MIB 30 Plus Index Futures               March 2002                   2              Long                    2,150
DAX Index Futures                       March 2002                   9              Long                   26,925
DJ Euro Stoxx Index Futures             March 2002                 100              Long                   45,743
SPI 200 Index Futures                   March 2002                  19              Long                      572
------------------------------------------------------------------------------------------------------------------
Total                                                              260                                   $175,410
------------------------------------------------------------------------------------------------------------------

At December 31, 2001, the Portfolio segregated securities with a value of approximately $474,546 and cash of $1,277,922 to cover margin requirements on open futures contracts.


NOTE 7--LENDING OF SECURITIES
The Portfolio had the following amounts of securities out on loan at December 31, 2001:

Market Value            Market Value     % of Portfolio
of Loaned Securities   of Collateral            on Loan
--------------------   -------------     --------------
$2,184,167              $2,314,754                1.64%



--------------------------------------------------------------------------------
                                       32

EAFE(R) Equity Index Portfolio
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of BT Investment Portfolios--
EAFE(R) Equity Index Portfolio:


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of EAFE(R) Equity Index Portfolio (hereafter referred to as the `Portfolio') at December 31, 2001, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as `financial statements') are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Baltimore, Maryland
February 1, 2002







--------------------------------------------------------------------------------
                                       33

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                            NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                        IN THE FUND
POSITION WITH THE TRUST AND           BUSINESS EXPERIENCE AND                               COMPLEX OVERSEEN
THE PORFOLIO TRUST 1                  DIRECTORSHIPS DURING THE PAST 5 YEARS                 BY TRUSTEE 2

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------
Charles P. Biggar                     Retired (since 1987); formerly Vice President,        27
October 13, 1930                      International Business Machines (`IBM') (1975 to
Trustee BT Investment Portfolios      1978) and President, National Services and the Field
since 1993; BT Advisor Funds          Engineering Divisions of IBM (1976 to 1987).
since 1999.
------------------------------------------------------------------------------------------------------------
S. Leland Dill                        Trustee, Phoenix Zweig Series Trust (since September  27
March 28, 1930                        1989); Trustee, Phoenix Euclid Market Neutral Fund
Trustee BT Investment Portfolios      (since May 1998); Retired (since 1986); formerly
since 1993; BT Advisor Funds          Partner, KPMG Peat Marwick (June 1956-June 1986);
since 1986.                           Director, Vintners International Company Inc. (June
                                      1989 to May 1992); Director, Coutts (USA)
                                      International (January 1992-March 2000); Director,
                                      Coutts Trust Holdings Ltd., Director, Coutts Group
                                      (March 1991 to March 1999); General Partner, Pemco
                                      (June 1979 to June 1986).
------------------------------------------------------------------------------------------------------------
Martin J. Gruber                      Nomura Professor of Finance, Leonard N. Stern School  27
July 15, 1937                         of Business, New York University (since 1964);
Trustee BT Investment Portfolios      Trustee, CREF (since 2000); Director, S.G. Cowen
since 1999; BT Advisor Funds          Mutual Funds (since 1985); Director, Japan Equity
since 1995.                           Fund, Inc. (since 1992); Director, Thai Capital
                                      Fund, Inc. (since 2000); Director, Singapore Fund,
                                      Inc. (since 2000).
------------------------------------------------------------------------------------------------------------
Richard J. Herring                    Jacob Safra Professor of International Banking and    27
February 18, 1946                     Professor, Finance Department, The Wharton School,
Trustee BT Investment Portfolios      University of Pennsylvania (since 1972); Director,
since 1999; BT Advisor Funds          Lauder Institute of International Management Studies
since 1995.                           (since 2000); Co-Director, Wharton Financial
                                      Institutions Center (since 2000).
------------------------------------------------------------------------------------------------------------
Bruce E. Langton                      Formerly Assistant Treasurer of IBM Corporation       27
May 10, 1931                          (until 1986); Trustee and Member, Investment
Trustee BT Investment Portfolios      Operations Committee, Allmerica Financial Mutual
since 1999; BT Advisor Funds          Funds (1992 to 2001); Member, Investment Committee,
since 1995.                           Unilever US Pension and Thrift Plans (1989 to
                                      2001) 3; Retired (since 1987); Director, TWA Pilots
                                      Directed Account Plan and 401(k) Plan (1988 to
                                      2000).
------------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                  Principal, Philip Saunders Associates (Economic and   27
October 11, 1935                      Financial Consulting) (since 1998); former Director,
Trustee BT Investment Portfolios      Financial Industry Consulting, Wolf & Company (1987
since 1993; BT Advisor Funds          to 1988); President, John Hancock Home Mortgage
since 1986.                           Corporation (1984 to 1986); Senior Vice President of
                                      Treasury and Financial Services, John Hancock Mutual
                                      Life Insurance Company, Inc. (1982 to 1986).
------------------------------------------------------------------------------------------------------------
Harry Van Benschoten                  Retired (since 1987); Corporate Vice President,       27
February 18, 1928                     Newmont Mining Corporation (prior to 1987);
Trustee BT Investment Portfolios      Director, Canada Life Insurance Corporation of New
since 1999; BT Advisor Funds          York (since 1987).
since 1992.
------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                       34

EAFE(R) Equity Index Fund--Premier Class
--------------------------------------------------------------------------------
FUND TRUSTEES AND OFFICERS


                                                                                            NUMBER OF FUNDS
NAME, BIRTH DATE AND                                                                        IN THE FUND
POSITION WITH THE TRUST AND           BUSINESS EXPERIENCE AND                               COMPLEX OVERSEEN
THE PORFOLIO TRUST 1                  DIRECTORSHIPS DURING THE PAST 5 YEARS                 BY TRUSTEE 2

INTERESTED TRUSTEES
------------------------------------------------------------------------------------------------------------
Richard T. Hale 4                     Managing Director, Deutsche Banc Alex. Brown Inc.     27
July 17, 1945                         (formerly DB Alex. Brown LLC) (June 1999 to
Trustee BT Investment Portfolios      present); Deutsche Asset Management-Americas (June
since 1999; BT Advisor Funds          1999 to present); Director and President, Investment
since 1999; President of each of      Company Capital Corp. (registered investment
the BT Trusts since 2000.             advisor) (April 1996 to present). Director/Trustee
                                      and President, Deutsche Asset Management Mutual
                                      Funds (1989 to present); Director, Deutsche Global
                                      Funds, Ltd. (January 2000 to present); Director,
                                      CABEI Fund (June 2000 to present); Director, North
                                      American Income Fund (September 2000 to present);
                                      Vice President, Deutsche Asset Management, Inc.
                                      (September 2000 to present). Chartered Financial
                                      Analyst. Formerly, Director, ISI Family of Funds.
------------------------------------------------------------------------------------------------------------



NAME, BIRTH DATE AND
POSITION WITH THE TRUST AND        BUSINESS EXPERIENCE AND
THE PORFOLIO TRUST 1               DIRECTORSHIPS DURING THE PAST 5 YEARS

OFFICERS
--------------------------------------------------------------------------------
Richard T. Hale                    See information provided under Interested
President                          Directors.
--------------------------------------------------------------------------------
Daniel O. Hirsch                   Director, Deutsche Asset Management (1999 to
March 27, 1954                     present). Formerly, Principal, BT Alex. Brown
Vice President/Secretary           Incorporated, (Deutsche Banc Alex. Brown
                                   Inc.), (1998 to 1999); Assistant General
                                   Counsel, United States Securities and
                                   Exchange Commission, (1993 to 1998).
--------------------------------------------------------------------------------
Charles A. Rizzo                   Director, Deutsche Asset Management (April
August 5, 1957                     2000 to present); Certified Public
Treasurer                          Accountant; Certified Management Accountant.
                                   Formerly, Vice President and Department Head,
                                   BT Alex. Brown Incorporated (Deutsche Banc
                                   Alex. Brown Inc.), 1998 to 1999; Senior
                                   Manager, Coopers & Lybrand L.L.P.
                                   (PricewaterhouseCoopers LLP), 1993 to 1998.
--------------------------------------------------------------------------------
Amy Olmert                         Director, Deutsche Asset Management (formerly
May 14, 1963                       BT Alex. Brown Inc.) ;(January 1999 to
Assistant Treasurer                present); Certified Public Accountant (1989
                                   to present). Formerly, Vice President, BT
                                   Alex. Brown Incorporated, (Deutsche Banc
                                   Alex. Brown Inc.), (1997 to 1999); Senior
                                   Manager (1992 to 1997), Coopers & Lybrand
                                   L.L.P. (PricewaterhouseCoopers LLP), (1988 to
                                   1992).
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1 Unless otherwise indicated, the address of each Director and Officer is One
  South Street, Baltimore, MD 21202.
2 As of December 31, 2001 the total number of Funds and Portfolios (including the Master Portfolio), in the Fund Complex is 43.
3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended.
4 Mr. Hale is a trustee who is an `Interested Person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale holds various positions with Deutsche Bank AG, including its advisor subsidiary Deutsche Asset Management, Inc.

The Fund's Statement of Additional Information includes additional information about Fund directors. To receive your free copy of the Statement of Additional Information, call toll-free: 1-800-730-1313.
--------------------------------------------------------------------------------
                                       35

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                          DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                          PO BOX 219210
                          KANSAS CITY, MO 64121-9210
or call toll-free:        1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.




EAFE(R) Equity Index Fund--Premier Class                        CUSIP #05576L874
                                                                1714ANN (12/01)
                                                                Printed 2/02

Distributed by:
ICC Distributors, Inc.